UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04087
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Exeter Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450
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(Address of principal executive offices) (Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
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Date of fiscal year end: December 31, 2006
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Date of reporting period: January 1, 2006 through June 30, 2006
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: REPORTS TO STOCKHOLDERS

August 28, 2006

To Shareholders of the following Series of the Exeter Fund:

Core Bond Series
Core Plus Bond Series
Diversified Tax Exempt Series
Financial Services Series
International Series
Life Sciences Series
New York Tax Exempt Series
Ohio Tax Exempt Series
Small Cap Series
Technology Series
World Opportunities Series

Dear Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of June 30, 2006. The reports include portfolio holdings and financial statements as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/ Amy J. Williams

Amy J. Williams
Fund Services Manager

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Life Sciences Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,005.80	$5.72
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.09	$5.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Health Care (Biotechnology)	1.8%
Health Care (Health Care Equipment & Supplies)	36.8%
Health Care (Health Care Providers & Services)	17.2%
Health Care (Health Care Technology)	13.4%
Health Care (Life Sciences Tools & Services)	10.1%
Health Care (Pharmaceuticals)	9.0%
Information Technology	3.0%
Cash, short-term investments, warrants, and other assets, less liabilities	8.7%

*As a percentage of net assets.

Top Ten Stock Holdings*

Wright Medical Group, Inc.	5.9%
Valeant Pharmaceuticals International	4.3%
Inverness Medical Innovations, Inc.	4.1%
Patterson Companies, Inc.	3.5%
WebMD Health Corp. - Class A	3.4%
Emdeon Corp.	3.4%
IntraLase Corp.	3.2%
Foxhollow Technologies, Inc.	3.1%
OraSure Technologies, Inc.	3.1%
Tenet Healthcare Corp.	3.1%

*As a percentage of total investments.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 91.3%

Health Care - 88.3%
Biotechnology - 1.8%
Solexa, Inc.*	407,000	$3,459,500

Health Care Equipment & Supplies - 36.8%
Align Technology, Inc.*	408,425	3,018,261
Bausch & Lomb, Inc.	64,000	3,138,560
Biomet, Inc.	89,000	2,784,810
The Cooper Companies, Inc.	91,000	4,030,390
Cyberonics, Inc.*	166,000	3,539,120
DENTSPLY International, Inc.	81,000	4,908,600
Edwards Lifesciences Corp.*	108,000	4,906,440
Foxhollow Technologies, Inc.*	222,000	6,065,040
IntraLase Corp.*	373,194	6,247,267
Inverness Medical Innovations, Inc.*	132,000	3,726,360
Inverness Medical Innovations, Inc.* [1,2]	150,000	4,234,500
Kyphon, Inc.*	113,000	4,334,680
Mentor Corp.	77,500	3,371,250
OraSure Technologies, Inc.	629,450	5,992,364
Wright Medical Group, Inc.*	544,000	11,385,920
		71,683,562

Health Care Providers & Services - 17.2%
AMN Healthcare Services, Inc.*	292,000	5,927,600
Cardinal Health, Inc.	33,000	2,122,890
Cross Country Healthcare, Inc.*	225,000	4,092,750
Healthways, Inc.*	46,000	2,421,440
McKesson Corp.	34,000	1,607,520
Patterson Companies, Inc.*	193,000	6,741,490
Tenet Healthcare Corp.*	852,000	5,946,960
Triad Hospitals, Inc.*	119,000	4,710,020
		33,570,670

Health Care Technology - 13.4%
AMICAS, Inc.*	1,593,000	5,145,390
Emdeon Corp.*	530,300	6,581,023
iSOFT Group plc (United Kingdom) (Note 8)	2,518,000	3,596,611
Merge Technologies, Inc.*	184,000	2,265,040
Omnicell, Inc.*	140,600	1,943,092
WebMD Health Corp. - Class A*	140,000	6,622,000
		26,153,156

Life Sciences Tools & Services - 10.1%
Affymetrix, Inc.*	132,000	3,379,200
Caliper Life Sciences, Inc.*	732,050	3,652,929
Charles River Laboratories International, Inc.*	138,000	5,078,400

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Health Care (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	159,000	$3,323,100
Xenogen Corp.*	1,789,672	4,295,213
		19,728,842

Pharmaceuticals - 9.0%
Novartis AG - ADR (Switzerland) (Note 8)	83,500	4,502,320
Sanofi-Aventis - ADR (France) (Note 8)	95,000	4,626,500
Valeant Pharmaceuticals International	492,000	8,324,640
		17,453,460
Total Health Care		172,049,190

Information Technology - 3.0%
Software - 3.0%
Quality Systems, Inc.	159,000	5,854,380

TOTAL COMMON STOCKS
(Identified Cost $180,107,504)		177,903,570

WARRANTS - 0.1%
Xenogen Corp., 8/15/2010 [1,3,4]
(Identified Cost $365,484)	285,000	130,445

SHORT-TERM INVESTMENTS - 8.1%
Dreyfus Treasury Cash Management - Institutional Shares	7,822,390	7,822,390
Fannie Mae Discount Note, 8/8/2006	$8,000,000	7,956,680

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,779,070)		15,779,070

TOTAL INVESTMENTS - 99.5%
(Identified Cost $196,252,058)		193,813,085

OTHER ASSETS, LESS LIABILITIES - 0.5%		978,978

NET ASSETS - 100%		$194,792,063

*Non-income producing security
ADR - American Depository Receipt
1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $4,364,945, or 2.2%, of the Series' net assets as of June 30, 2006.
2This security has been determined to be liquid under guidelines established by the Board of Directors.
3Security has been valued at fair value (See Note 2 to Financial Statements).
4This security has been determined to be illiquid under guidelines established by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

4

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $196,252,058) (Note 2)	$193,813,085
Receivable for securities sold	1,200,131
Receivable for fund shares sold	158,046
Dividends receivable	134,718
Foreign tax reclaims receivable	95,025
Prepaid expenses	6,144

TOTAL ASSETS	195,407,149

LIABILITIES:

Accrued management fees (Note 3)	157,655
Accrued fund accounting and transfer agent fees (Note 3)	20,928
Accrued directors' fees (Note 3)	276
Payable for securities purchased	386,247
Payable for fund shares repurchased	32,443
Audit fees payable	17,537

TOTAL LIABILITIES	615,086

TOTAL NET ASSETS	$194,792,063

NET ASSETS CONSIST OF:

Capital stock	$160,106
Additional paid-in-capital	167,787,088
Undistributed net investment loss	(415,663)
Accumulated net realized gain on investments, written options, foreign currency, and other assets and liabilities	29,696,008
Net unrealized depreciation on investments, foreign currency, and other assets and liabilities	(2,435,476)

TOTAL NET ASSETS	$194,792,063

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($194,792,063/16,010,552 shares)	$12.17

The accompanying notes are an integral part of the financial statements.

5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $30,276)	$651,346
Interest	178,166

Total Investment Income	829,512

EXPENSES:

Management fees (Note 3)	1,084,253
Fund accounting and transfer agent fees (Note 3)	104,165
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	14,139
Miscellaneous	35,973

Total Expenses	1,245,175

NET INVESTMENT LOSS	(415,663)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	22,288,160
Written options	155,093
Foreign currency and other assets and liabilities	(1,130)
22,442,123

Net change in unrealized appreciation (depreciation) on -
Investments	(19,191,188)
Written options	(34,093)
Foreign currency and other assets and liabilities	8,228
(19,217,053)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,225,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,809,407

The accompanying notes are an integral part of the financial statements.

6

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(415,663)	$(637,639)
Net realized gain on investments	22,442,123	30,573,419
Net change in unrealized appreciation (depreciation) on investments	(19,217,053)	(2,939,828)

Net increase from operations	2,809,407	26,995,952

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

From net realized gain on investments	-	(23,934,912)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(29,319,359)	32,753,986

Net increase (decrease) in net assets	(26,509,952)	35,815,026

NET ASSETS:

Beginning of period	221,302,015	185,486,989

End of period (including undistributed net investment loss of $415,663 and $0, respectively)	$194,792,063	$221,302,015

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding throughout
each period):

Net asset value - Beginning of period	$12.10	$11.89	$11.96	$9.35	$12.52	$12.69

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.04)	(0.07)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.10	1.71	0.43	2.76	(2.23)	1.47

Total from investment operations	0.07	1.67	0.36	2.74	(2.25)	1.43

Less distributions to shareholders:
From net investment income	-	-	-	-	--[2]	(0.05)
From net realized gain on investments	-	(1.46)	(0.43)	(0.13)	(0.92)	(1.55)

Total distributions to shareholders	-	(1.46)	(0.43)	(0.13)	(0.92)	(1.60)

Net asset value - End of period	$12.17	$12.10	$11.89	$11.96	$9.35	$12.52

Total return[1]	0.58%	14.16%	3.03%	29.39%	(17.93%)	11.70%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%[3]	1.17%	1.18%	1.18%	1.20%	1.14%
Net investment loss	(0.38%)[3]	(0.32%)	(0.62%)	(0.19%)	(0.25%)	(0.36%)

Portfolio turnover	44%	110%	109%	86%	76%	120%

Net assets - End of period (000's omitted)	$194,792	$221,302	$185,487	$164,990	$120,245	$141,039

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	N/A	0.04%	0.01%	N/A	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Life Sciences Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

9

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Option Contracts
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Option Contracts (continued)
The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

11

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, during the current fiscal year, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.18% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $90,809,830 and $114,385,234, respectively. There were no purchases or sales of United States Government securities.

12

Notes to Financial Statements (unaudited)

5. OPTIONS WRITTEN

A summary of obligations for written option contracts for the six months ended June 30, 2006 is as follows:

	Put Options		Call Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at December 31, 2005	2,200	$ 155,093	-	$ -
Options expired during 2006	(2,200)	(155,093)	-	-
Balance at June 30, 2006	-	$ -	-	$ -

6. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05

	Shares	Amount	Shares	Amount

Sold	1,306,585	$16,266,582	2,163,358	$26,126,313
Reinvested	-	-	1,930,896	23,371,581
Repurchased	(3,583,645)	(45,585,941)	(1,400,560)	(16,743,908)

Total	(2,277,060)	$(29,319,359)	2,693,694	$32,753,986

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

7.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

8.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

13

Notes to Financial Statements (unaudited)

9. LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.  FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Ordinary income	$8,210,403
Long-term capital gains	15,724,509

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$196,252,058

Unrealized appreciation	$15,943,160
Unrealized depreciation	(18,382,133)

Net unrealized depreciation	$(2,438,973)

11. NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Technology Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,040.60	$5.97
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.94	$5.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	7.95%
Health Care	2.32%
Industrials	3.13%
Information Technology (Communications Equipment)	34.21%
Information Technology (Computers & Peripherals)	8.51%
Information Technology (Electronic Equipment & Instruments)	6.15%
Information Technology (IT Services)	3.06%
Information Technology (Semiconductors & Semiconductor Equipment)	1.28%
Information Technology (Software)	26.63%
Telecommunication Services	3.36%
Cash, short-term investments, and other assets, less liabilities	3.40%

*As a percentage of net assets.

Top Ten Stock Holdings*

Cisco Systems, Inc.	5.06%
Amdocs Ltd. (Guernsey)	4.59%
International Game Technology	4.52%
Salesforce.com, Inc.	3.65%
Audible, Inc.	3.44%
Research In Motion Ltd. (RIM) (Canada)	3.38%
NAVTEQ Corp.	3.37%
Vodafone Group plc - ADR (United Kingdom)	3.36%
LoJack Corp.	3.35%
Juniper Networks, Inc.	3.32%

*As a percentage of total investments.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 96.60%

Consumer Discretionary - 7.95%
Hotels, Restaurants & Leisure - 4.52%
International Game Technology	155,000	$5,880,700

Internet & Catalog Retail - 3.43%
Audible, Inc.*	492,000	4,472,280
Total Consumer Discretionary		10,352,980

Health Care - 2.32%
Health Care Technology - 2.32%
Emdeon Corp.*	243,125	3,017,181

Industrials - 3.13%
Industrial Conglomerates - 3.13%
3M Co.	50,500	4,078,885

Information Technology - 79.84%
Communications Equipment - 34.21%
Blue Coat Systems, Inc.*	255,900	4,314,474
Cisco Systems, Inc.*	337,000	6,581,610
ECI Telecom Ltd.* (Israel) (Note 7)	470,000	3,788,200
Ixia*	416,000	3,744,000
Juniper Networks, Inc.*	270,000	4,317,300
Packeteer, Inc.*	380,000	4,309,200
Polycom, Inc.*	115,000	2,520,800
RADWARE Ltd.* (Israel) (Note 7)	249,000	3,197,160
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	63,000	4,395,510
Spirent Communications plc* (United Kingdom) (Note 7)	5,200,000	3,605,569
Tandberg ASA (Norway) (Note 7)	453,000	3,749,397
		44,523,220

Computers & Peripherals - 8.51%
Avid Technology, Inc.*	100,000	3,333,000
EMC Corp.*	321,000	3,521,370
International Business Machines (IBM) Corp.	55,000	4,225,100
		11,079,470

Electronic Equipment & Instruments - 6.15%
DTS, Inc.*	187,000	3,642,760
LoJack Corp.*	231,000	4,356,660
		7,999,420

IT Services - 3.06%
RightNow Technologies, Inc.*	239,000	3,986,520

Semiconductors & Semiconductor Equipment - 1.28%
ATI Technologies, Inc.* (Canada) (Note 7)	114,000	1,664,400

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Information Technology (continued)
Software - 26.63%
Agile Software Corp.*	536,000	$3,398,240
Amdocs Ltd.* (Guernsey) (Note 7)	163,000	5,965,800
Borland Software Corp.*	680,000	3,590,400
ECtel Ltd.* (Israel) (Note 7)	11,609	51,080
Kronos, Inc.*	3,000	108,630
Mercury Interactive Corp.*	117,000	4,091,490
NAVTEQ Corp.*	98,000	4,378,640
Salesforce.com, Inc.*	178,000	4,745,480
Symantec Corp.*	258,000	4,009,320
Synopsys, Inc.*	230,000	4,317,100
		34,656,180
Total Information Technology		103,909,210

Telecommunication Services - 3.36%
Wireless Telecommunication Services - 3.36%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	205,000	4,366,500

TOTAL COMMON STOCKS
(Identified Cost $124,749,679)		125,724,756

SHORT-TERM INVESTMENTS - 3.36%
Dreyfus Treasury Cash Management - Institutional Shares	2,388,169	2,388,169
Fannie Mae Discount Note, 8/8/2006	$2,000,000	1,989,170

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,377,339)		4,377,339

TOTAL INVESTMENTS - 99.96%
(Identified Cost $129,127,018)		130,102,095

OTHER ASSETS, LESS LIABILITIES - 0.04%		45,692

NET ASSETS - 100%		$130,147,787

*Non-income producing security
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

4

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $129,127,018) (Note 2)	$130,102,095
Dividends receivable	177,880
Receivable for fund shares sold	134,968
Foreign tax reclaims receivable	953
Prepaid expenses	2,171

TOTAL ASSETS	130,418,067

LIABILITIES:

Accrued management fees (Note 3)	106,053
Accrued fund accounting and transfer agent fees (Note 3)	16,446
Accrued directors' fees (Note 3)	299
Payable for securities purchased	108,300
Payable for fund shares repurchased	22,009
Audit fees payable	17,173

TOTAL LIABILITIES	270,280

TOTAL NET ASSETS	$130,147,787

NET ASSETS CONSIST OF:

Capital stock	$149,418
Additional paid-in-capital	151,661,835
Undistributed net investment loss	(290,748)
Accumulated net realized loss on investments, foreign currency, and other assets and liabilities	(22,347,795)
Net unrealized appreciation on investments	975,077

TOTAL NET ASSETS	$130,147,787

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($130,147,787/14,941,847 shares)	$8.71

The accompanying notes are an integral part of the financial statements.

5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $6,672)	$368,661
Interest	79,995

Total Investment Income	448,656

EXPENSES:

Management fees (Note 3)	628,599
Fund accounting and transfer agent fees (Note 3)	63,472
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	8,724
Miscellaneous	31,964

Total Expenses	739,404

NET INVESTMENT LOSS	(290,748)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	4,390,103
Foreign currency and other assets and liabilities	1,046
4,391,149

Net change in unrealized appreciation on investments	(758,900)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,632,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,341,501

The accompanying notes are an integral part of the financial statements.

6

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(290,748)	$(432,807)
Net realized gain on investments	4,391,149	17,451,714
Net change in unrealized appreciation on investments	(758,900)	(9,195,898)

Net increase from operations	3,341,501	7,823,009

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	16,150,681	39,511,796

Net increase in net assets	19,492,182	47,334,805

NET ASSETS:

Beginning of period	110,655,605	63,320,800

End of period (including undistributed net investment loss of $290,748 and $0, respectively)	$130,147,787	$110,655,605

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

	For the Six
	Months Ended
	6/30/2006	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$8.37	$8.19	$7.44	$3.73	$5.91	$7.16

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)	(0.04)[1]	(0.03)	(0.03)[1]	(0.03)
Net realized and unrealized gain (loss) on investments	0.36	0.21	0.79	3.74	(2.15)	(1.22)

Total from investment operations	0.34	0.18	0.75	3.71	(2.18)	(1.25)

Net asset value - End of period	$8.71	$8.37	$8.19	$7.44	$3.73	$5.91

Total return[2]	4.06%	2.20%	10.08%	99.46%	(36.89%)	(17.46%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.18%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.46%)[3]	(0.48%)	(0.52%)	(0.58%)	(0.71%)	(0.49%)

Portfolio turnover	38%	116%	50%	83%	137%	63%

Net assets - End of period (000's omitted)	$130,148	$110,656	$63,321	$20,032	$10,178	$53,071

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	0.03%	0.16%	0.81%	0.41%	0.11%

1Calculated based on average shares outstanding during the period.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Technology Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

9

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

10

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $65,600,067 and $45,299,232, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05

	Shares	Amount	Shares	Amount

Sold	2,236,498	$20,907,357	6,199,719	$45,218,344
Repurchased	(507,650)	(4,756,676)	(716,929)	(5,706,548)
Total	1,728,848	$16,150,681	5,482,790	$39,511,796

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

11

Notes to Financial Statements (unaudited)

6.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2005, the Series had a capital loss carryover of $26,738,927, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2010.

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$129,127,018

Unrealized appreciation	$9,759,131
Unrealized depreciation	(8,784,054)

Net unrealized appreciation	$975,077

10. NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

12

[This page intentionally left blank]

13

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

14

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Financial Services

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,047.70	$6.09
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Financials (Capital Markets)	20.4%
Financials (Commercial Banks)	34.6%
Financials (Consumer Finance)	1.9%
Financials (Diversified Financial Services)	11.2%
Financials (Insurance)	12.0%
Financials (Real Estate Investment Trusts (REITS))	1.1%
Financials (Thrifts & Mortgage Finance)	1.2%
Industrials	4.7%
Information Technology	9.6%
Cash, short-term investments, and other assets, less liabilities	3.3%

*As a percentage of net assets.

Top Ten Stock Holdings*

Wachovia Corp.	4.0%
Bank of America Corp.	3.9%
U.S. Bancorp	3.9%
PNC Financial Services Group, Inc.	3.8%
JPMorgan Chase & Co.	3.7%
The Bank of New York Co., Inc.	3.6%
SEI Investments Co.	3.3%
Automatic Data Processing, Inc.	3.2%
First Data Corp.	3.1%
ABN AMRO Holding N.V. (Netherlands)	2.9%

*As a percentage of total investments.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 96.7%

Financials - 82.4%
Capital Markets - 20.4%
The Bank of New York Co., Inc.	120,000	$3,864,000
The Charles Schwab Corp.	116,600	1,863,268
Franklin Resources, Inc.	21,200	1,840,372
Janus Capital Group, Inc.	133,000	2,380,700
Mellon Financial Corp.[1]	55,000	1,893,650
Merrill Lynch & Co., Inc.	38,700	2,691,972
Morgan Stanley	31,600	1,997,436
SEI Investments Co.	73,000	3,568,240
T. Rowe Price Group, Inc.	49,000	1,852,690
		21,952,328

Commercial Banks - 34.6%
ABN AMRO Holding N.V. (Netherlands) (Note 7)	115,000	3,145,910
Barclays plc (United Kingdom) (Note 7)	168,000	1,908,844
Fifth Third Bancorp	26,000	960,700
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	12,000	1,060,200
Huntington Bancshares, Inc.	43,700	1,030,446
KeyCorp	56,000	1,998,080
M&T Bank Corp.	13,500	1,591,920
Marshall & Ilsley Corp.	46,500	2,126,910
National City Corp.	58,000	2,099,020
PNC Financial Services Group, Inc.	59,000	4,140,030
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	63,700	2,094,163
SunTrust Banks, Inc.	13,800	1,052,388
TCF Financial Corp.	78,000	2,063,100
U.S. Bancorp	135,000	4,168,800
Wachovia Corp.	80,000	4,326,400
Wells Fargo & Co.	23,500	1,576,380
Zions Bancorporation	25,000	1,948,500
		37,291,791

Consumer Finance - 1.9%
Capital One Financial Corp.	24,000	2,050,800

Diversified Financial Services - 11.2%
Bank of America Corp.	86,700	4,170,270
Citigroup, Inc.	65,000	3,135,600
JPMorgan Chase & Co.	96,000	4,032,000
Moody's Corp.	14,400	784,224
		12,122,094

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Financials (continued)
Insurance - 12.0%
Allianz AG (Germany) (Note 7)	12,400	$1,957,719
Ambac Financial Group, Inc.	25,700	2,084,270
American International Group, Inc.	48,000	2,834,400
MBIA, Inc.	34,000	1,990,700
Principal Financial Group, Inc.	21,000	1,168,650
Torchmark Corp.	17,700	1,074,744
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	58,500	1,877,850
		12,988,333

Real Estate Investment Trusts (REITS) - 1.1%
Friedman, Billings, Ramsey Group, Inc. - Class A	111,000	1,217,670

Thrifts & Mortgage Finance - 1.2%
BankAtlantic Bancorp, Inc. - Class A	33,000	489,720
Flagstar Bancorp, Inc.	25,900	413,364
New York Community Bancorp, Inc.	21,800	359,918
		1,263,002
Total Financials		88,886,018

Industrials - 4.7%
Commercial Services & Supplies - 4.7%
ChoicePoint, Inc.*	46,000	1,921,420
The Dun & Bradstreet Corp.*	45,000	3,135,600
Total Industrials		5,057,020

Information Technology - 9.6%
IT Services - 9.6%
Automatic Data Processing, Inc.	75,000	3,401,250
The BISYS Group, Inc.*[2]	18,725	256,532
CheckFree Corp.*	23,500	1,164,660
First Data Corp.	75,000	3,378,000
Fiserv, Inc.*	48,500	2,199,960
Total Information Technology		10,400,402

TOTAL COMMON STOCKS
(Identified Cost $101,404,558)		104,343,440

SHORT-TERM INVESTMENTS - 3.2%
Dreyfus Treasury Cash Management - Institutional Shares	2,428,991	2,428,991
Fannie Mae Discount Note, 8/8/2006	$1,000,000	994,575

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,423,566)		3,423,566

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 99.9%
(Identified Cost $104,828,124)	$107,767,006

OTHER ASSETS, LESS LIABILITIES - 0.1%	109,822

NET ASSETS - 100%	$107,876,828

*Non-income producing security
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund (See Note 4 to Financial Statements).

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $104,828,124) (Note 2)	$107,767,006
Dividends receivable	159,492
Receivable for fund shares sold	92,734
Foreign tax reclaims receivable	7,076
Prepaid expenses	699

TOTAL ASSETS	108,027,007

LIABILITIES:

Accrued management fees (Note 3)	100,057
Accrued fund accounting and transfer agent fees (Note 3)	12,451
Accrued directors' fees (Note 3)	350
Payable for fund shares repurchased	20,111
Audit fees payable	17,210

TOTAL LIABILITIES	150,179

TOTAL NET ASSETS	$107,876,828

NET ASSETS CONSIST OF:

Capital stock	$96,232
Additional paid-in-capital	103,205,620
Undistributed net investment income	485,684
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	1,150,450
Net unrealized appreciation on investments and other assets and liabilities	2,938,842

TOTAL NET ASSETS	$107,876,828

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($107,876,828/9,623,167 shares)	$11.21

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $12,337)	$855,657
Interest	26,284

Total Investment Income	881,941

EXPENSES:

Management fees (Note 3)	359,089
Fund accounting and transfer agent fees (Note 3)	38,697
Directors' fees (Note 3)	4,017
Chief Compliance Officer service fees (Note 3)	2,491
Custodian fees	4,827
Miscellaneous	27,733

Total Expenses	436,854
Less reduction of expenses (Note 3)	(4,032)

Net Expenses	432,822

NET INVESTMENT INCOME	449,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	943,707
Foreign currency and other assets and liabilities	2,096

945,803

Net change in unrealized appreciation on -
Investments	(3,650)
Foreign currency and other assets and liabilities	(40)

(3,690)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	942,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,391,232

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Period
	6/30/06	7/1/05[1] to
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$449,119	$216,747
Net realized gain on investments	945,803	204,647
Net change in unrealized appreciation on investments	(3,690)	2,942,532

Net increase from operations	1,391,232	3,363,926

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	-	(180,182)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	56,811,562	46,490,290

Net increase in net assets	58,202,794	49,674,034

NET ASSETS:

Beginning of period	49,674,034	-

End of period (including undistributed net investment income of $485,684 and $36,565, respectively)	$107,876,828	$49,674,034

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

	For the Six
	Months Ended	For the Period
	6/30/06	7/1/05[1] to
	(unaudited)	12/31/05

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.70	$10.00

Income from investment operations:
Net investment income	0.04	0.05
Net realized and unrealized gain on investments	0.47	0.69

Total from investment operations	0.51	0.74

Less distributions to shareholders:
From net investment income	-	(0.04)

Net asset value - End of period	$11.21	$10.70

Total return[2]	4.77%	7.39%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]	1.20%[3]
Net investment income	1.25%[3]	0.95%[3]

Portfolio turnover	8%	6%

Net assets - End of period (000’s omitted)	$107,877	$49,674

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.01%[3]	0.16%[3]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Financial Services Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Financial Services Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and

11

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $4,032 for the six months ended June 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $61,017,696 and $5,847,378, respectively. There were no purchases or sales of United States Government securities.

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of The BISYS Group, Inc. for the six months ended June 30, 2006:

Purchases		Sales
Shares	Cost	Shares	Cost	Realized Gain	Income

70,000	$1,084,713	128,575	$1,882,687	$101,177	$-

12

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

			For the Period 7/1/05
	For the Six Months		(commencement of
	Ended 6/30/06		operations) to 12/31/05

	Shares	Amount	Shares	Amount

Sold	5,059,547	$57,694,528	4,696,385	$47,040,740
Reinvested	-	-	16,137	174,282
Repurchased	(78,776)	(882,966)	(70,126)	(724,732)
Total	4,980,771	$56,811,562	4,642,396	$46,490,290

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.   FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the period July 1, 2005 (commencement of operations) to December 31, 2005 were as follows:

Ordinary income	$180,182

13

Notes to Financial Statements (unaudited)

9. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$104,828,124

Unrealized appreciation	$3,961,250
Unrealized depreciation	(1,022,368)

Net unrealized appreciation	$2,938,882

10. NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Small Cap Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,065.90	$5.99
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

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Sector Allocation*

Consumer Discretionary	22.7%
Consumer Staples	6.1%
Energy	7.5%
Financials	5.1%
Health Care	18.4%
Industrials	10.9%
Information Technology	13.5%
Materials	5.1%
Utilities	5.7%
Cash, short-term investments, and liabilities, less other assets	5.0%

*As a percentage of net assets.

Market Capitalization

Average	$1,317 Million
Median	843 Million
Weighted Average	1,517 Million

Top Ten Stock Holdings*

Interface, Inc. - Class A	3.1%
Aquila, Inc.	2.5%
AirTran Holdings, Inc.	2.5%
Pride International, Inc.	2.4%
Wright Medical Group, Inc.	2.3%
Scholastic Corp.	2.3%
Marvel Entertainment, Inc.	2.3%
Corinthian Colleges, Inc.	2.3%
Allegheny Energy, Inc.	2.2%
AMN Healthcare Services, Inc.	2.2%

*As a percentage of total investments.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.0%

Consumer Discretionary - 22.7%
Auto Components - 3.5%
Azure Dynamics Corp.* (Canada) (Note 8)	1,938,000	$1,562,903
Superior Industries International, Inc.	85,000	1,554,650
Tenneco, Inc.*	78,550	2,042,300
		5,159,853

Diversified Consumer Services - 3.2%
Corinthian Colleges, Inc.*	237,000	3,403,320
Universal Technical Institute, Inc.*	59,400	1,307,988
		4,711,308

Household Durables - 3.1%
Interface, Inc. - Class A*	406,000	4,648,700

Internet & Catalog Retail - 1.1%
Audible, Inc.*	173,000	1,572,570

Leisure Equipment & Products - 2.6%
K2, Inc.*	48,000	525,120
Marvel Entertainment, Inc.*	171,600	3,432,000
		3,957,120

Media - 4.7%
Acme Communications, Inc.*	396,000	2,011,680
DreamWorks Animation SKG, Inc. - Class A*	68,000	1,557,200
Scholastic Corp.*	133,000	3,454,010
		7,022,890

Specialty Retail - 4.5%
Build-A-Bear Workshop, Inc.*	147,000	3,161,970
Douglas Holding AG (Germany) (Note 8)	29,000	1,338,884
Pier 1 Imports, Inc.	328,000	2,289,440
		6,790,294
Total Consumer Discretionary		33,862,735

Consumer Staples - 6.1%
Beverages - 0.6%
National Beverage Corp.	62,000	889,700

Food & Staples Retailing - 2.0%
Pathmark Stores, Inc.*	308,000	2,898,280
Smart & Final, Inc.*	1,700	28,628
		2,926,908

Food Products - 3.5%
The Hain Celestial Group, Inc.*	116,000	2,988,160
J&J Snack Foods Corp.	26,600	879,662
Lancaster Colony Corp.	12,200	481,534

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Consumer Staples (continued)
Food Products (continued)
Tootsie Roll Industries, Inc.	29,664	$864,112
		5,213,468
Total Consumer Staples		9,030,076

Energy - 7.5%
Energy Equipment & Services - 5.7%
Hydril Co.*	22,500	1,766,700
National-Oilwell Varco, Inc.*	49,000	3,102,680
Pride International, Inc.*	116,000	3,622,680
		8,492,060

Oil, Gas & Consumable Fuels - 1.8%
Forest Oil Corp.*	55,000	1,823,800
Mariner Energy, Inc.*	44,511	817,667
		2,641,467
Total Energy		11,133,527

Financials - 5.1%
Commercial Banks - 2.3%
Chemical Financial Corp.	16,485	504,441
Citizens & Northern Corp.	24,176	571,037
Croghan Bancshares, Inc.	11,500	431,250
F&M Bank Corp.	4,000	110,000
National Bankshares, Inc.	26,000	571,480
Northrim BanCorp, Inc.	17,300	434,230
Potomac Bancshares, Inc.	30,192	490,620
Tower Bancorp, Inc.	8,825	373,297
		3,486,355

Real Estate Investment Trusts (REITS) - 1.1%
Equity Inns, Inc.	56,000	927,360
Friedman, Billings, Ramsey Group, Inc. - Class A	71,200	781,064
		1,708,424

Thrifts & Mortgage Finance - 1.7%
BankAtlantic Bancorp, Inc. - Class A	107,000	1,587,880
Flagstar Bancorp, Inc.	55,000	877,800
		2,465,680
Total Financials		7,660,459

Health Care - 18.4%
Biotechnology - 2.0%
Senomyx, Inc.*	210,625	3,039,319

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Health Care (continued)
Health Care Equipment & Supplies - 6.4%
The Cooper Companies, Inc.	31,300	$1,386,277
Cyberonics, Inc.*	70,000	1,492,400
Foxhollow Technologies, Inc.*	63,000	1,721,160
IntraLase Corp.*	87,000	1,456,380
Wright Medical Group, Inc.*	167,000	3,495,310
		9,551,527

Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc.*	162,000	3,288,600
Cross Country Healthcare, Inc.*	152,000	2,764,880
		6,053,480

Health Care Technology - 4.8%
AMICAS, Inc.*	390,000	1,259,700
Emdeon Corp.*	246,600	3,060,306
WebMD Health Corp. - Class A*	60,000	2,838,000
		7,158,006

Life Sciences Tools & Services - 1.2%
Affymetrix, Inc.*	68,300	1,748,480
Total Health Care		27,550,812

Industrials - 10.9%
Aerospace & Defense - 1.0%
Hexcel Corp.*	98,000	1,539,580

Airlines - 6.7%
AirTran Holdings, Inc.*	255,000	3,789,300
AMR Corp.*	64,000	1,626,880
Continental Airlines, Inc. - Class B*	61,000	1,817,800
JetBlue Airways Corp.*	224,675	2,727,555
		9,961,535

Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	47,000	1,211,190

Electrical Equipment - 1.3%
Hydrogenics Corp.* (Canada) (Note 8)	275,000	673,750
Plug Power, Inc.*	269,000	1,256,230
		1,929,980

Machinery - 1.1%
AGCO Corp.*	64,000	1,684,480
Total Industrials		16,326,765

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Information Technology - 13.5%
Communications Equipment - 3.5%
Blue Coat Systems, Inc.*	125,000	$2,107,500
Packeteer, Inc.*	121,000	1,372,140
RADWARE Ltd.* (Israel) (Note 8)	137,000	1,759,080
		5,238,720

Computers & Peripherals - 0.9%
Avid Technology, Inc.*	38,000	1,266,540

Electronic Equipment & Instruments - 1.4%
LoJack Corp.*	78,500	1,480,510
Mechanical Technology, Inc.*	274,000	676,780
		2,157,290

IT Services - 1.4%
MoneyGram International, Inc.	60,000	2,037,000

Semiconductors & Semiconductor Equipment - 1.9%
Cabot Microelectronics Corp.*	95,000	2,879,450

Software - 4.4%
Borland Software Corp.*	470,000	2,481,600
Kronos, Inc.*	38,000	1,375,980
Quality Systems, Inc.	50,000	1,841,000
Take-Two Interactive Software, Inc.*	86,000	916,760
		6,615,340
Total Information Technology		20,194,340

Materials - 5.1%
Chemicals - 3.6%
Minerals Technologies, Inc.	53,000	2,756,000
Nalco Holding Co.*	149,000	2,626,870
		5,382,870

Paper & Forest Products - 1.5%
Sappi Ltd. - ADR (South Africa) (Note 8)	176,650	2,206,359
Total Materials		7,589,229

Utilities - 5.7%
Electric Utilities - 3.2%
Allegheny Energy, Inc.*	90,000	3,336,300
Westar Energy, Inc.	67,400	1,418,770
		4,755,070

Multi-Utilities - 2.5%
Aquila, Inc.*	902,100	3,797,841
Total Utilities		8,552,911

TOTAL COMMON STOCKS
(Identified Cost $126,797,941)		141,900,854

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 6.0%
Dreyfus Treasury Cash Management - Institutional Shares	5,490,281	$5,490,281
Fannie Mae Discount Note, 8/8/2006	$3,500,000	3,481,011

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,971,292)		8,971,292

TOTAL INVESTMENTS - 101.0%
(Identified Cost $135,769,233)		150,872,146

LIABILITIES, LESS OTHER ASSETS - (1.0%)		(1,463,037)

NET ASSETS - 100%		$149,409,109

*Non-income producing security
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $135,769,233) (Note 2)	$150,872,146
Foreign currency, at value (identified cost $1)	1
Receivable for fund shares sold	101,490
Dividends receivable	88,841
Foreign tax reclaims receivable	530
Prepaid expenses	1,028

TOTAL ASSETS	151,064,036

LIABILITIES:

Accrued management fees (Note 3)	121,094
Accrued fund accounting and transfer agent fees (Note 3)	18,038
Accrued directors' fees (Note 3)	309
Payable for securities purchased	1,477,811
Payable for fund shares repurchased	19,922
Audit fees payable	17,753

TOTAL LIABILITIES	1,654,927

TOTAL NET ASSETS	$149,409,109

NET ASSETS CONSIST OF:

Capital stock	$102,641
Additional paid-in-capital	110,465,778
Undistributed net investment loss	(247,137)
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	23,984,906
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	15,102,921

TOTAL NET ASSETS	$149,409,109

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($149,409,109/10,264,146 shares)	$14.56

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $10,178)	$574,194
Interest	128,217

Total Investment Income	702,411

EXPENSES:

Management fees (Note 3)	814,754
Fund accounting and transfer agent fees (Note 3)	80,873
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	11,794
Miscellaneous	35,482

Total Expenses	949,548

NET INVESTMENT LOSS	(247,137)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	23,501,213
Foreign currency and other assets and liabilities	366
23,501,579

Net change in unrealized appreciation on -
Investments	(11,604,894)
Written options	322,312
Foreign currency and other assets and liabilities	105
(11,282,477)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,219,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,971,965

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(247,137)	$(827,819)
Net realized gain on investments	23,501,579	29,193,403
Net change in unrealized appreciation on investments	(11,282,477)	(7,237,580)

Net increase from operations	11,971,965	21,128,004

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net realized gain on investments	-	(33,255,433)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 6)	(16,978,883)	(2,894,053)

Net decrease in net assets	(5,006,918)	(15,021,482)

NET ASSETS:

Beginning of period	154,416,027	169,437,509

End of period (including undistributed net investment loss of $247,137 and $0, respectively)	$149,409,109	$154,416,027

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$13.66	$15.01	$13.12	$9.52	$11.49	$10.57

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.07)	(0.07)	(0.04)	(0.03)	-[2]
Net realized and unrealized gain (loss) on investments	0.92	2.20	2.66	3.64	(1.94)	2.26

Total from investment operations	0.90	2.13	2.59	3.60	(1.97)	2.26

Less distributions to shareholders:
From net investment income	-	-	-	-	-	-[2]
From net realized gain on investments	-	(3.48)	(0.70)	-	-	(1.34)

Total distributions to shareholders	-	(3.48)	(0.70)	-	-	(1.34)

Net asset value - End of period	$14.56	$13.66	$15.01	$13.12	$9.52	$11.49

Total return[1]	6.59%	14.11%	19.81%	37.82%	(17.15%)	22.05%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.17%[3]	1.19%	1.22%	1.22%	1.24%	1.19%
Net investment income (loss)	(0.30%)[3]	(0.51%)	(0.54%)	(0.39%)	(0.28%)	0.01%

Portfolio turnover	39%	55%	61%	42%	70%	88%

Net assets - End of period (000's omitted)	$149,409	$154,416	$169,438	$139,909	$95,772	$108,525

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	N/A	0.01%	0.01%	N/A	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Small Cap Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

12

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series

13

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Option Contracts (continued)
enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of

14

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, during the current fiscal year, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.22% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $60,333,376 and $79,550,679, respectively. There were no purchases or sales of United States Government securities.

An employee of The BISYS Group, Inc. serves as an officer of the Fund. Therefore, The BISYS Group, Inc. is considered an “affiliated company”, as defined in the 1940 Act. The following transactions were effected in shares of The BISYS Group, Inc. for the six months ended June 30, 2006:

Purchases		Sales
Shares	Cost	Shares	Cost	Realized Gain	Income

-	$-	99,000	$1,442,945	$86,489	$-

As of June 30, 2006, the Series did not hold any shares of affiliated companies.

15

Notes to Financial Statements (unaudited)

5. OPTIONS WRITTEN

A summary of obligations for written option contracts for the six months ended June 30, 2006 is as follows:

	Put Options		Call Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at December 31, 2005	-	$ -	1,700	$ 575,688
Options exercised during 2006	-	-	(1,700)	(575,688)
Balance at June 30, 2006	-	$ -	-	$ -

6. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05

	Shares	Amount	Shares	Amount

Sold	1,395,270	$21,023,200	1,301,583	$19,749,527
Reinvested	-	-	2,297,202	32,506,715
Repurchased	(2,436,667)	(38,002,083)	(3,581,248)	(55,150,295)

Total	(1,041,397)	$(16,978,883)	17,537	($2,894,053)

Approximately 79% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

7. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

8.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

16

Notes to Financial Statements (unaudited)

9. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Ordinary income	$6,173,310
Long-term capital gains	27,272,123

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$135,769,233

Unrealized appreciation	$24,299,197
Unrealized depreciation	(9,196,284)

Net unrealized appreciation	$15,102,913

10. NAME CHANGE

                On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
World Opportunities Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,132.40	$6.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.04	$5.81

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Country Allocation*

Brazil	2.7%
Canada	4.7%
France	12.7%
Germany	6.3%
Guernsey	3.5%
Netherlands	7.2%
Sweden	2.3%
Switzerland	15.8%
United Kingdom	31.4%
Miscellaneous**	9.0%
Cash, short-term investments, and other assets, less liabilities	4.4%

*As a percentage of net assets.
**Miscellaneous
Bermuda (1.2%)
Israel (0.7%)
Mexico (1.8%)
Norway (1.6%)
South Africa (1.6%)
Spain (1.2%)
Taiwan (0.9%)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	16.6%
Consumer Staples	18.8%
Energy	5.6%
Financials	12.1%
Health Care	5.3%
Industrials	13.9%
Information Technology	13.6%
Materials	6.5%
Telecommunication Services	3.2%
Cash, short-term investments, and other assets, less liabilities	4.4%

*As a percentage of net assets.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 95.6%

Consumer Discretionary - 16.6%
Auto Components - 2.3%
Autoliv, Inc. (Sweden)	93,175	$5,270,910

Hotels, Restaurants & Leisure - 3.2%
Club Mediterranee S.A.* (France)	143,000	7,278,750

Media - 6.3%
GCap Media plc (United Kingdom)	777,775	3,314,852
Pearson plc (United Kingdom)	401,000	5,460,801
Reuters Group plc (United Kingdom)	762,025	5,424,618
		14,200,271

Specialty Retail - 4.8%
Douglas Holding AG (Germany)	56,625	2,614,286
Kingfisher plc (United Kingdom)	1,898,925	8,374,048
		10,988,334
Total Consumer Discretionary		37,738,265

Consumer Staples - 18.8%
Beverages - 1.4%
Heineken N.V. (Netherlands)	72,950	3,092,762

Food & Staples Retailing - 3.1%
Carrefour S.A. (France)	120,500	7,064,303

Food Products - 10.1%
Cadbury Schweppes plc (United Kingdom)	466,000	4,493,445
Groupe Danone (France)	21,575	2,741,299
Nestle S.A. (Switzerland)	19,225	6,040,255
Unilever plc - ADR (United Kingdom)	428,848	9,666,234
		22,941,233

Household Products - 1.8%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	252,400	4,015,987

Personal Products - 2.4%
Clarins S.A. (France)	80,594	5,571,038
Total Consumer Staples		42,685,323

Energy - 5.6%
Energy Equipment & Services - 5.6%
Abbot Group plc (United Kingdom)	1,166,700	6,423,181
Compagnie Generale de Geophysique S.A. (CGG)* (France)	36,100	6,228,118
Total Energy		12,651,299

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Financials - 12.1%
Commercial Banks - 9.0%
ABN AMRO Holding N.V. (Netherlands)	249,450	$6,823,889
Barclays plc (United Kingdom)	409,750	4,655,647
HSBC Holdings plc (United Kingdom)	132,325	2,328,037
Royal Bank of Scotland Group plc (United Kingdom)	203,300	6,683,568
		20,491,141

Insurance - 3.1%
Allianz AG (Germany)	30,725	4,850,881
Willis Group Holdings Ltd. (United Kingdom)	71,375	2,291,137
		7,142,018
Total Financials		27,633,159

Health Care - 5.3%
Pharmaceuticals - 5.3%
Novartis AG - ADR (Switzerland)	223,075	12,028,204

Industrials - 13.9%
Aerospace & Defense - 2.7%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	167,150	6,095,960

Air Freight & Logistics - 4.9%
Deutsche Post AG (Germany)	172,000	4,621,598
TNT N.V. (Netherlands)	182,000	6,512,636
		11,134,234

Electrical Equipment - 4.2%
ABB (Asea Brown Boveri) Ltd. - ADR (Switzerland)	536,875	6,957,900
Gamesa Corporacion Tecnologica S.A. (Spain)	126,500	2,711,454
		9,669,354

Industrial Conglomerates - 1.2%
Tyco International Ltd. (Bermuda)	96,625	2,657,187

Machinery - 0.9%
Heidelberger Druckmaschinen AG (Germany)	47,775	2,193,476
Total Industrials		31,750,211

Information Technology - 13.6%
Communications Equipment - 6.1%
ECI Telecom Ltd.* (Israel)	197,500	1,591,850
Research In Motion Ltd. (RIM)* (Canada)	91,475	6,382,211
Spirent Communications plc* (United Kingdom)	3,296,950	2,286,035
Tandberg ASA (Norway)	436,200	3,610,347
		13,870,443

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	232,982	$2,138,772

Software - 6.6%
Amdocs Ltd.* (Guernsey)	217,950	7,976,970
Cognos, Inc.* (Canada)	151,175	4,300,929
ECtel Ltd.* (Israel)	4,878	21,464
Misys plc (United Kingdom)	691,800	2,750,162
		15,049,525
Total Information Technology		31,058,740

Materials - 6.5%
Chemicals - 4.8%
Lonza Group AG (Switzerland)	160,925	11,040,387

Paper & Forest Products - 1.7%
Sappi Ltd. - ADR (South Africa)	301,500	3,765,735
Total Materials		14,806,122

Telecommunication Services - 3.2%
Wireless Telecommunication Services - 3.2%
Vodafone Group plc - ADR (United Kingdom)	345,225	7,353,293

TOTAL COMMON STOCKS
(Identified Cost $189,556,809)		217,704,616

SHORT-TERM INVESTMENTS - 3.6%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $8,181,226)	8,181,226	8,181,226

TOTAL INVESTMENTS - 99.2%
(Identified Cost $197,738,035)		225,885,842

OTHER ASSETS, LESS LIABILITIES - 0.8%		1,750,574

NET ASSETS - 100%		$227,636,416

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 31.4%; Switzerland - 15.8%; France - 12.7%.

The accompanying notes are an integral part of the financial statements.

5

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $197,738,035) (Note 2)	$225,885,842
Cash	1,051,741
Foreign currency, at value (identified cost $126,814)	127,540
Dividends receivable	462,953
Foreign tax reclaims receivable	189,999
Receivable for fund shares sold	155,333
Prepaid expenses	11,587

TOTAL ASSETS	227,884,995

LIABILITIES:

Accrued management fees (Note 3)	178,946
Accrued fund accounting and transfer agent fees (Note 3)	23,020
Accrued directors' fees (Note 3)	214
Payable for fund shares repurchased	25,990
Audit fees payable	20,409

TOTAL LIABILITIES	248,579

TOTAL NET ASSETS	$227,636,416

NET ASSETS CONSIST OF:

Capital stock	$237,709
Additional paid-in-capital	159,033,665
Undistributed net investment income	2,634,882
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	37,576,236
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	28,153,924

TOTAL NET ASSETS	$227,636,416

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($227,636,416/23,770,943 shares)	$9.58

The accompanying notes are an integral part of the financial statements.

6

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $226,924)	$3,107,686
Interest	274,659

Total Investment Income	3,382,345

EXPENSES:

Management fees (Note 3)	1,147,590
Fund accounting and transfer agent fees (Note 3)	113,006
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	23,374
Miscellaneous	39,923

Total Expenses	1,330,476

NET INVESTMENT INCOME	2,051,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments	30,594,213
Foreign currency and other assets and liabilities	40,635
30,634,848

Net change in unrealized appreciation on -
Investments	(3,366,068)
Foreign currency and other assets and liabilities	14,236
(3,351,832)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	27,283,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,334,885

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,051,869	$1,637,416
Net realized gain on investments	30,634,848	20,217,379
Net change in unrealized appreciation on investments	(3,351,832)	(2,269,817)

Net increase from operations	29,334,885	19,584,978

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(1,515,746)
From net realized gain on investments	-	(16,559,187)

Total distributions to shareholders	-	(18,074,933)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(8,334,025)	44,230,903

Net increase in net assets	21,000,860	45,740,948

NET ASSETS:

Beginning of period	206,635,556	160,894,608

End of period (including undistributed net investment income of $2,634,882 and $583,013, respectively)	$227,636,416	$206,635,556

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$8.46	$8.33	$6.84	$5.28	$5.98	$6.18

Income (loss) from investment operations:
Net investment income	0.09	0.07	0.05	0.06	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.03	0.87	1.68	1.56	(0.71)	(0.09)

Total from investment operations	1.12	0.94	1.73	1.62	(0.65)	(0.03)

Less distributions to shareholders:
From net investment income	-	(0.07)	(0.06)	(0.06)	-	(0.17)
From net realized gain on investments	-	(0.74)	(0.18)	-[2]	(0.05)	-

Total distributions to shareholders	-	(0.81)	(0.24)	(0.06)	(0.05)	(0.17)

Net asset value - End of period	$9.58	$8.46	$8.33	$6.84	$5.28	$5.98

Total return[1]	13.24%	11.33%	25.42%	30.80%	(10.78%)	(0.30%)

Ratios (to average net assets)/Supplemental Data:
Expenses	1.16%[3]	1.21%	1.26%	1.27%*	1.30%	1.21%
Net investment income	1.79%[3]	0.95%	0.75%	1.25%	1.10%	0.95%

Portfolio turnover	44%	46%	42%	31%	41%	42%

Net assets - End of period (000's omitted)	$227,636	$206,636	$160,895	$119,845	$78,772	$83,196

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements (unaudited)

1. ORGANIZATION

World Opportunities Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as World Opportunities Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

10

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

11

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid for by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, during the current fiscal year, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.27% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $98,416,677 and $92,723,755, respectively. There were no purchases or sales of United States Government securities.

12

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05

	Shares	Amount	Shares	Amount

Sold	5,500,952	$51,574,897	6,486,338	$55,109,926
Reinvested	-	-	2,067,948	17,622,272
Repurchased	(6,149,660)	(59,908,922)	(3,443,511)	(28,501,295)

Total	(648,708)	$(8,334,025)	5,110,775	$44,230,903

Approximately 61% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.  FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.  FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Ordinary income	$3,790,576
Long-term capital gains	14,284,357

13

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$197,738,035

Unrealized appreciation	$31,849,743
Unrealized depreciation	(3,701,936)

Net unrealized appreciation	$28,147,807

9.	NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
International Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$1,094.90	$6.18
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.89	$5.96

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Country Allocation*

France	14.5%
Germany	30.6%
Italy	5.6%
Japan	12.0%
Netherlands	2.8%
Portugal	1.7%
Taiwan	4.7%
United Kingdom	9.8%
Miscellaneous **	2.2%
Cash, short-term investments, and other assets, less liabilities	16.1%

*As a percentage of net assets.
** Miscellaneous
Norway (0.7%)
Poland (0.5%)
Spain (0.5%)
Switzerland (0.5%)

Sector Allocation*

Consumer Discretionary	8.2%
Consumer Staples	13.8%
Energy	5.6%
Financials	25.9%
Health Care	4.6%
Industrials	9.7%
Information Technology	4.7%
Materials	4.6%
Telecommunication Services	3.0%
Utilities	3.8%
Cash, short-term investments, and other assets, less liabilities	16.1%

*As a percentage of net assets.

2

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 83.9%

Consumer Discretionary - 8.2%
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW) (Germany)	38,200	$1,907,264

Media - 2.6%
Impresa S.A. (SGPS)* (Portugal)	169,000	918,572
Reed Elsevier plc - ADR (United Kingdom)	33,600	1,352,064
Wolters Kluwer N.V. (Netherlands)	105,037	2,481,115
		4,751,751

Multiline Retail - 1.3%
PPR S.A. (France)	18,300	2,333,372

Specialty Retail - 2.4%
Douglas Holding AG (Germany)	45,900	2,119,130
KOMERI Co. Ltd. (Japan)	67,000	2,119,734
		4,238,864

Textiles, Apparel & Luxury Goods - 0.8%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	14,920	1,480,704
Total Consumer Discretionary		14,711,955

Consumer Staples - 13.8%
Beverages - 2.9%
Diageo plc (United Kingdom)	76,000	1,278,073
Kirin Brewery Co. Ltd. (Japan)	173,000	2,720,040
Scottish & Newcastle plc (United Kingdom)	135,000	1,272,419
		5,270,532

Food & Staples Retailing - 4.0%
Carrefour S.A. (France)	38,832	2,276,523
Metro AG (Germany)	41,700	2,366,264
President Chain Store Corp. (Taiwan)	495,000	1,087,037
Tesco plc (United Kingdom)	220,000	1,358,652
		7,088,476

Food Products - 4.0%
Cadbury Schweppes plc (United Kingdom)	120,000	1,157,110
Groupe Danone (France)	15,976	2,029,895
Suedzucker AG (Germany)	72,400	1,607,407
Unilever plc - ADR (United Kingdom)	108,000	2,434,320
		7,228,732

Household Products - 1.5%
Kao Corp. (Japan)	47,000	1,230,248
Reckitt Benckiser plc (United Kingdom)	38,500	1,437,975
		2,668,223

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Consumer Staples (continued)
Personal Products - 1.4%
Clarins S.A. (France)	35,777	$2,473,075
Total Consumer Staples		24,729,038

Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
BP plc (United Kingdom)	114,000	1,329,013
Eni S.p.A. (Italy)	143,154	4,216,335
Royal Dutch Shell plc - Class B (United Kingdom)	41,663	1,456,737
Total S.A. (France)	45,160	2,971,509
Total Energy		9,973,594

Financials - 25.9%
Capital Markets - 3.1%
Daiwa Securities Group, Inc. (Japan)	79,000	941,758
Deutsche Bank AG (Germany)	30,000	3,374,770
Nomura Holdings, Inc. (Japan)	63,000	1,181,044
		5,497,572

Commercial Banks - 15.2%
Aareal Bank AG* (Germany)	92,000	3,480,356
Banca Monte dei Paschi di Siena S.p.A. (Italy)	181,000	1,087,963
Bank Handlowy w Warszawie S.A. (Poland)	24,000	541,177
BNP Paribas (France)	26,000	2,488,874
The Chugoku Bank Ltd. (Japan)	137,000	1,867,855
Commerzbank AG (Germany)	62,500	2,269,254
Credit Agricole S.A. (France)	57,900	2,202,943
The Hachijuni Bank Ltd. (Japan)	244,000	1,816,885
Mitsubishi UFJ Financial Group, Inc. (Japan)	170	2,377,207
SanPaolo IMI S.p.A. (Italy)	51,300	907,355
Societe Generale (France)	11,312	1,663,700
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	2,698,392
UniCredito Italiano S.p.A. (Italy)	489,000	3,827,348
		27,229,309

Diversified Financial Services - 1.4%
ING Groep N.V. (Netherlands)	65,395	2,570,069

Insurance - 6.2%
Allianz AG (Germany)	32,620	5,150,065
Axa (France)	44,892	1,473,205
Muenchener Rueckver AG (Germany)	32,400	4,428,729
		11,051,999
Total Financials		46,348,949

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

Health Care - 4.6%
Pharmaceuticals - 4.6%
AstraZeneca plc (United Kingdom)	22,300	$1,345,842
GlaxoSmithKline plc (United Kingdom)	48,000	1,341,050
Sanofi-Aventis (France)	21,083	2,057,286
Shire plc (United Kingdom)	115,000	1,677,699
Takeda Pharmaceutical Co. Ltd. (Japan)	28,000	1,742,353
Total Health Care		8,164,230

Industrials - 9.7%
Airlines - 1.7%
Deutsche Lufthansa AG (Germany)	164,800	3,041,314

Commercial Services & Supplies - 0.6%
Taiwan Secom Co. Ltd. (Taiwan)	621,000	1,140,930

Construction & Engineering - 1.4%
Hochtief AG (Germany)	44,500	2,480,190

Electrical Equipment - 0.7%
Teco Electric & Machinery Co. Ltd.* (Taiwan)	3,280,000	1,217,407

Industrial Conglomerates - 2.6%
Siemens AG (Germany)	42,150	3,668,288
Sonae S.A. (SGPS) (Portugal)	669,100	1,001,186
		4,669,474

Machinery - 2.7%
FANUC Ltd. (Japan)	15,500	1,392,589
MAN AG (Germany)	46,900	3,399,698
		4,792,287
Total Industrials		17,341,602

Information Technology - 4.7%
Communications Equipment - 0.5%
D-Link Corp. (Taiwan)	860,000	938,975

Electronic Equipment & Instruments - 1.3%
KEYENCE Corp. (Japan)	4,950	1,264,106
Yageo Corp.* (Taiwan)	2,690,000	931,861
		2,195,967

Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	216,298	1,985,615

Software - 1.8%
SAP AG (Germany)	15,350	3,237,179
Total Information Technology		8,357,736

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Materials - 4.6%
Chemicals - 4.0%
Arkema* (France)	1,129	$44,053
Bayer AG (Germany)	107,350	4,939,704
Degussa AG (Germany)	38,200	2,202,343
		7,186,100

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)	1,466,000	1,079,175
Total Materials		8,265,275

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
France Telecom S.A. - ADR (France)	31,000	677,660
Portugal Telecom S.A. (SGPS) - ADR (Portugal)	94,250	1,135,712
Swisscom AG - ADR (Switzerland)	26,900	886,355
Telefonica S.A. - ADR (Spain)	18,250	907,755
Telekomunikacja Polska S.A. (Poland)	64,000	403,112
Telenor ASA - ADR (Norway)	36,250	1,322,762
Total Telecommunication Services		5,333,356

Utilities - 3.8%
Electric Utilities - 2.8%
E.ON AG (Germany)	43,737	5,034,185

Multi-Utilities - 1.0%
Suez S.A. (France)	43,340	1,801,399
Total Utilities		6,835,584

TOTAL COMMON STOCKS
(Identified Cost $97,347,679)		150,061,319

SHORT-TERM INVESTMENTS - 15.9%
Dreyfus Treasury Cash Management - Institutional Shares	6,555,714	6,555,714
Fannie Mae Discount Note, 8/8/2006	$9,000,000	8,952,120
U.S. Treasury Bill, 8/3/2006	13,000,000	12,943,717

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $28,452,710)		28,451,551

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2006 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 99.8%
(Identified Cost $125,800,389)	$178,512,870

OTHER ASSETS, LESS LIABILITIES - 0.2%	311,220

NET ASSETS - 100%	$178,824,090

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 30.6%; France - 14.5%; Japan - 12.0%.

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $125,800,389) (Note 2)	$178,512,870
Foreign currency, at value (cost $105,921)	105,757
Receivable for fund shares sold	138,652
Foreign tax reclaims receivable	138,103
Dividends receivable	134,193
Prepaid expenses	5,742

TOTAL ASSETS	179,035,317

LIABILITIES:

Accrued management fees (Note 3)	141,220
Accrued fund accounting and transfer agent fees (Note 3)	19,476
Accrued directors' fees (Note 3)	309
Payable for fund shares repurchased	29,923
Audit fees payable	20,299

TOTAL LIABILITIES	211,227

TOTAL NET ASSETS	$178,824,090

NET ASSETS CONSIST OF:

Capital stock	$164,917
Additional paid-in-capital	95,627,355
Undistributed net investment income	2,131,692
Accumulated net realized gain on investments, foreign currency, and other assets and liabilities	28,185,511
Net unrealized appreciation on investments, foreign currency, and other assets and liabilities	52,714,615

TOTAL NET ASSETS	$178,824,090

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($178,824,090/16,491,655 shares)	$10.84

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $477,067)	$3,198,044
Interest	114,100

Total Investment Income	3,312,144

EXPENSES:

Management fees (Note 3)	983,613
Fund accounting and transfer agent fees (Note 3)	95,283
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	51,102
Miscellaneous	37,381

Total Expenses	1,174,024

NET INVESTMENT INCOME	2,138,120

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments (net of foreign capital gains tax, $44,669) (Note 2)	26,657,352
Foreign currency and other assets and liabilities	(65,551)
26,591,801

Net change in unrealized appreciation on -
Investments	(8,348,984)
Foreign currency and other assets and liabilities	8,767
(8,340,217)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	18,251,584

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,389,704

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,138,120	$1,853,731
Net realized gain on investments	26,591,801	16,455,889
Net change in unrealized appreciation on investments	(8,340,217)	4,582,655

Net increase from operations	20,389,704	22,892,275

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(1,903,150)
From net realized gain on investments	-	(14,732,499)

Total distributions to shareholders	-	(16,635,649)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(34,733,118)	20,994,192

Net increase (decrease) in net assets	(14,343,414)	27,250,818

NET ASSETS:

Beginning of period	193,167,504	165,916,686

End of period (including undistributed net investment income and distributions in excess of net
investment income of $2,131,692 and $(6,428), respectively)	$178,824,090	$193,167,504

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$9.90	$9.52	$8.83	$6.67	$7.89	$10.40

Income (loss) from investment operations:
Net investment income	0.13	0.11	0.08	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.81	1.21	1.44	2.72	(1.20)	(2.18)

Total from investment operations	0.94	1.32	1.52	2.79	(1.13)	(2.13)

Less distributions to shareholders:
From net investment income	-	(0.11)	(0.08)	(0.06)	(0.07)	(0.05)
From net realized gain on investments	-	(0.83)	(0.75)	(0.57)	(0.02)	(0.33)

Total distributions to shareholders	-	(0.94)	(0.83)	(0.63)	(0.09)	(0.38)

Net asset value - End of period	$10.84	$9.90	$9.52	$8.83	$6.67	$7.89

Total return[1]	9.49%	13.99%	17.67%	42.10%	(14.30%)	(20.48%)

Ratios (to average net assets)/Supplemental Data:
Expenses	1.19%[2]	1.24%	1.29%	1.30%*	1.32%	1.28%
Net investment income	2.17%[2]	1.10%	0.86%	0.94%	0.96%	0.54%

Portfolio turnover	8%	35%	19%	46%	5%	6%

Net assets - End of period (000's omitted)	$178,824	$193,168	$165,917	$129,479	$80,945	$84,124

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1. ORGANIZATION

International Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as International Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted above.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

12

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

   Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has voluntarily agreed, during the current fiscal year, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.30% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $14,375,815 and $68,380,233, respectively. There were no purchases or sales of United States Government securities.

14

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05
	Shares	Amount	Shares	Amount

Sold	1,877,433	$20,121,390	2,448,832	$23,946,331
Reinvested	-	-	1,670,321	16,343,037
Repurchased	(4,905,438)	(54,854,508)	(2,023,371)	(19,295,176)

Total	(3,028,005)	$(34,733,118)	2,095,782	$20,994,192

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.
6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Ordinary income	$3,284,321
Long-term capital gains	13,351,328

15

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$125,800,389

Unrealized appreciation	$53,469,041
Unrealized depreciation	(756,560)

Net unrealized appreciation	$52,712,481

9.	NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Core Plus Bond Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$996.00	$4.21
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	9.58%
Consumer Staples	0.82%
Energy	2.98%
Financials	9.34%
Health Care	1.73%
Industrials	7.26%
Information Technology	1.70%
Materials	0.81%
Telecommunication Services	0.86%
Utilities	2.81%
Supranational Obligations	0.86%
U.S. Government Agencies	53.80%
Cash, short-term investments, and liabilities, less other assets	7.45%

*Including Corporate Bonds and Foreign Bonds, as a percentage of net assets.

<graphic>
<pie chart>

Credit Quality Ratings1,2

Aaa	10.76%
Aa	10.37%
A	33.06%
Baa	30.17%
Ba	13.76%
B	0.61%
Caa	1.27%

1As a percentage of total Corporate Bonds, Foreign Bonds, and Supranational Obligations.
2Based on ratings from Moody's, or the S&P equivalent . The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS - 37.02%
Convertible Corporate Bonds - 4.79%
Consumer Discretionary - 0.72%
Hotels, Restaurants & Leisure - 0.72%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,250,000	$1,418,750

Energy - 2.15%
Energy Equipment & Services - 2.15%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	1,325,000	1,956,031
Pride International, Inc., 3.25%, 5/1/2033	BB2	675,000	904,500
Schlumberger Ltd., 1.50%, 6/1/2023	A1	760,000	1,379,400
Total Energy			4,239,931

Financials - 0.71%
Commercial Banks - 0.71%
U.S. Bancorp[3], 3.51%, 8/21/2035	Aa2	1,415,000	1,409,694

Health Care - 0.24%
Pharmaceuticals - 0.24%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	B2	540,000	467,100

Industrials - 0.49%
Airlines - 0.49%
JetBlue Airways Corp., 3.75%, 3/15/2035	Caa1	1,000,000	972,500

Utilities - 0.48%
Multi-Utilities - 0.48%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	595,000	943,819

Total Convertible Corporate Bonds
(Identified Cost $9,316,745)			9,451,794

Non-Convertible Corporate Bonds - 32.23%
Consumer Discretionary - 8.86%
Automobiles - 3.43%
General Motors Acceptance Corp., 4.50%, 7/15/2006	Ba1	1,705,000	1,703,142
General Motors Acceptance Corp., 6.125%, 9/15/2006	Ba1	5,060,000	5,052,526
			6,755,668

Media - 3.59%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	2,725,000	2,793,689
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	Baa2	2,345,000	2,419,874
The Walt Disney Co., 7.00%, 3/1/2032	A3	1,720,000	1,858,150
			7,071,713

Multiline Retail - 1.03%
Target Corp., 5.875%, 3/1/2012	A2	2,020,000	2,040,907

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.81%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A2	$1,470,000	$1,603,423
Total Consumer Discretionary			17,471,711

Consumer Staples - 0.82%
Food & Staples Retailing - 0.81%
The Kroger Co., 7.25%, 6/1/2009	Baa2	775,000	802,247
The Kroger Co., 6.80%, 4/1/2011	Baa2	775,000	795,648
			1,597,895

Household Products - 0.01%
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	23,352
Total Consumer Staples			1,621,247

Energy - 0.83%
Oil, Gas & Consumable Fuels - 0.83%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	Ba1	1,560,000	1,603,318
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada) (Note 7)	Baa1	40,000	41,101
Total Energy			1,644,419

Financials - 7.76%
Capital Markets - 2.02%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A1	1,920,000	1,789,947
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	1,155,000	1,195,725
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	A1	1,000,000	993,413
			3,979,085

Commercial Banks - 3.36%
PNC Funding Corp., 7.50%, 11/1/2009	A3	1,530,000	1,610,838
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	87,478
Wachovia Corp., 5.25%, 8/1/2014	A1	3,340,000	3,185,555
William Street Funding Corp.[3,4,5], 5.71%, 6/23/2012	Aaa	1,750,000	1,750,000
			6,633,871

Diversified Financial Services - 0.61%
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	1,280,000	1,198,038

Insurance - 1.77%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	1,965,000	1,823,931
American International Group, Inc., 4.25%, 5/15/2013	Aa2	1,840,000	1,672,599
			3,496,530
Total Financials			15,307,524

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care - 1.49%
Pharmaceuticals - 1.49%
Abbott Laboratories, 3.50%, 2/17/2009	A1	$1,305,000	$1,240,346
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	495,716
Wyeth[6], 5.50%, 3/15/2013	Baa1	1,240,000	1,207,172
Total Health Care			2,943,234

Industrials - 6.77%
Aerospace & Defense - 0.62%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	1,175,000	1,215,365

Air Freight & Logistics - 0.63%
FedEx Corp., 3.50%, 4/1/2009	Baa2	1,310,000	1,237,712

Airlines - 1.25%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	2,630,000	2,475,643

Industrial Conglomerates - 2.42%
General Electric Capital Corp., 1.40%, 11/2/2006 (JPY)	Aaa	190,000,000	1,666,250
General Electric Capital Corp., 3.75%, 4/9/2008 (EUR)	Aaa	1,215,000	1,553,272
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	1,460,000	1,558,439
			4,777,961

Machinery - 0.60%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	1,125,000	1,187,711

Road & Rail - 1.25%
CSX Corp., 6.75%, 3/15/2011	Baa2	1,585,000	1,644,585
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	785,000	811,722
			2,456,307
Total Industrials			13,350,699

Information Technology - 1.70%
Communications Equipment - 1.70%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	775,000	760,625
Corning, Inc., 5.90%, 3/15/2014	Baa3	2,615,000	2,585,495
Total Information Technology			3,346,120

Materials - 0.81%
Metals & Mining - 0.81%
Alcoa, Inc., 7.375%, 8/1/2010	A2	1,505,000	1,590,856

Telecommunication Services - 0.86%
Diversified Telecommunication Services - 0.86%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A2	1,695,000	1,693,132

Utilities - 2.33%
Electric Utilities - 1.27%
Allegheny Energy Supply Co. LLC [4,7], 8.25%, 4/15/2012	Ba3	1,180,000	1,253,750

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	$1,275,000	$1,255,034
			2,508,784

Independent Power Producers & Energy Traders - 0.60%
TXU Energy Co., 7.00%, 3/15/2013	Baa2	1,155,000	1,178,952

Multi-Utilities - 0.46%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	770,000	836,989
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	30,000	32,065
Sempra Energy, 7.95%, 3/1/2010	Baa1	30,000	31,950
			901,004
Total Utilities			4,588,740

Total Non-Convertible Corporate Bonds
(Identified Cost $65,913,837)			63,557,682

TOTAL CORPORATE BONDS
(Identified Cost $75,230,582)			73,009,476

FOREIGN BONDS - 0.87%
Financials - 0.87%
Commercial Banks - 0.87%
MBNA Europe Funding plc, 3.00%, 2/7/2008 (United Kingdom) (EUR) (Note 7)
(Identified Cost $1,715,791)	Aa1	1,350,000	1,708,439

SUPRANATIONAL OBLIGATIONS - 0.86%
International Bank for Reconstruction and Development, 2.00%, 2/18/2008 (Note 7)
(Identified Cost $1,738,316)	Aaa	190,000,000	1,692,050

U.S. GOVERNMENT AGENCIES - 53.80%
Mortgage-Backed Securities - 50.90%
Fannie Mae, Pool #244510, 5.50%, 12/1/2008		10,812	10,720
Fannie Mae, Pool #190549, 5.50%, 1/1/2009		12,598	12,486
Fannie Mae, Pool #50972, 5.50%, 1/1/2009		11,581	11,483
Fannie Mae, Pool #663794, 5.50%, 9/1/2017		154,750	152,189
Fannie Mae, Pool #555389, 5.50%, 4/1/2018		619,911	609,651
Fannie Mae, Pool #697020, 5.50%, 5/1/2018		48,288	47,469
Fannie Mae, Pool #741610, 5.50%, 9/1/2018		514,953	506,223
Fannie Mae, Pool #761280, 5.50%, 2/1/2019		138,835	136,391
Fannie Mae, Pool #725793, 5.50%, 9/1/2019		699,300	687,445
Fannie Mae, Pool #741552, 6.50%, 9/1/2033		653,828	658,741
Fannie Mae, Pool #747607, 6.50%, 11/1/2033		102,743	103,515
Fannie Mae, Pool #776452, 6.50%, 1/1/2034		56,089	56,510
Fannie Mae, Pool #765848, 6.50%, 2/1/2034		76,505	76,953

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Principal Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #766304, 6.50%, 3/1/2034	$78,478	$78,938
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	176,938	178,500
Fannie Mae, Pool #782769, 6.50%, 7/1/2034	816,388	821,173
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	56,970	57,304
Fannie Mae, Pool #786692, 6.50%, 8/1/2034	66,958	67,351
Fannie Mae, Pool #799657, 6.50%, 11/1/2034	435,803	438,357
Fannie Mae, Pool #812185, 4.50%, 2/1/2035	443,975	402,501
Fannie Mae, Pool #815409, 4.50%, 2/1/2035	224,992	203,974
Fannie Mae, Pool #815926, 4.50%, 4/1/2035	981,382	889,704
Fannie Mae, TBA[8], 4.50%, 8/15/2021	6,570,000	6,206,600
Fannie Mae, TBA[8], 5.00%, 9/15/2021	4,944,000	4,755,510
Fannie Mae, TBA[8], 5.50%, 7/15/2036	17,407,000	16,716,151
Fannie Mae, TBA[8], 6.00%, 8/15/2036	6,558,000	6,447,334
Fannie Mae, TBA[8], 5.00%, 9/15/2036	11,830,000	11,042,572
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	600,843	581,132
Federal Home Loan Mortgage Corp., Pool #E00593, 5.50%, 11/1/2013	19,946	19,595
Federal Home Loan Mortgage Corp., Pool #E91213, 5.50%, 9/1/2017	86,271	84,795
Federal Home Loan Mortgage Corp., Pool #B11112, 5.50%, 11/1/2018	521,331	512,166
Federal Home Loan Mortgage Corp., Pool #B11862, 5.50%, 1/1/2019	246,481	242,148
Federal Home Loan Mortgage Corp., Pool #B16144, 5.50%, 8/1/2019	168,378	165,312
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	1,304,950	1,281,186
Federal Home Loan Mortgage Corp., Pool #815122, 5.50%, 4/1/2020	183,756	180,403
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	14,630	14,722
Federal Home Loan Mortgage Corp., Pool #A25775, 6.50%, 8/1/2034	765,756	770,572
Federal Home Loan Mortgage Corp., Pool #G01741, 6.50%, 10/1/2034	660,686	666,896
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035	544,349	548,821
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 7/15/2021	4,393,000	4,226,892
Federal Home Loan Mortgage Corp., TBA[8], 4.50%, 8/15/2021	7,082,000	6,681,428
Federal Home Loan Mortgage Corp., TBA[8], 5.00%, 7/15/2036	7,943,000	7,416,776

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - June 30, 2006 (unaudited)

	Principal Amount/	Value
	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., TBA[8], 5.50%, 7/15/2036	$10,092,000	$9,691,469
Federal Home Loan Mortgage Corp., TBA[8], 6.00%, 8/15/2036	3,740,000	3,678,058
GNMA, Pool #487193, 5.00%, 4/15/2020	752,813	730,621
GNMA, Pool #563559, 6.50%, 4/15/2032	820,780	831,722
GNMA, Pool #552765, 6.50%, 9/15/2032	1,010,431	1,023,901
GNMA, TBA[8], 5.50%, 8/15/2036	4,724,000	4,574,901
GNMA, TBA[8], 6.00%, 8/15/2036	2,794,000	2,767,806
GNMA, TBA[8], 5.00%, 9/15/2036	2,440,000	2,307,325

Total Mortgage-Backed Securities
(Identified Cost $101,733,279)		100,374,392

Other Agencies - 2.90%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $5,757,894)	5,275,000	5,726,487

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $107,491,173)		106,100,879

SHORT-TERM INVESTMENTS - 50.94%
Dreyfus Treasury Cash Management - Institutional Shares	3,111,837	3,111,837
Fannie Mae Discount Note, 7/12/2006	$11,000,000	10,983,228
Fannie Mae Discount Note, 8/9/2006	8,500,000	8,454,652
Fannie Mae Discount Note, 8/16/2006	23,000,000	22,853,249
Fannie Mae Discount Note, 9/13/2006	7,360,000	7,283,014
Farmer Mac Discount Note, 7/13/2006	3,500,000	3,493,961
Freddie Mac Discount Note, 7/11/2006	28,000,000	27,958,345
Freddie Mac Discount Note, 9/12/2006	16,500,000	16,329,803

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $100,472,437)		100,468,089

TOTAL INVESTMENTS - 143.49%
(Identified Cost $286,648,299)		282,978,933

LIABILITIES, LESS OTHER ASSETS - (43.49%)		(85,760,475)

NET ASSETS - 100%		$197,218,458

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).
3The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2006.
4 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $3,003,750, or 1.5%, of the Series' net assets as of June 30, 2006.
5 This security has been determined to be illiquid under guidelines established by the Board of Directors.
6The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of June 30, 2006.
7 This security has been determined to be liquid under guidelines established by the Board of Directors.
8Security purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost, $286,648,299) (Note 2)	$282,978,933
Interest receivable	1,515,558
Receivable for fund shares sold	376,975
Dividends receivable	12,990

TOTAL ASSETS	284,884,456

LIABILITIES:

Accrued management fees (Note 3)	112,291
Accrued fund accounting and transfer agent fees (Note 3)	17,817
Accrued directors' fees (Note 3)	281
Payable for purchases of delayed delivery securities (Note 2)	87,506,504
Audit fees payable	17,374
Payable for fund shares repurchased	8,578
Other payables and accrued expenses	3,153

TOTAL LIABILITIES	87,665,998

TOTAL NET ASSETS	$197,218,458

NET ASSETS CONSIST OF:

Capital stock	$200,274
Additional paid-in-capital	199,779,971
Undistributed net investment income	3,658,536
Accumulated net realized loss on investments, foreign currency, and other assets and liabilities	(2,750,579)
Net unrealized depreciation on investments, foreign currency, and other assets and liabilities	(3,669,744)

TOTAL NET ASSETS	$197,218,458

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($197,218,458/20,027,399 shares)	$9.85

The accompanying notes are an integral part of the financial statements.

9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Interest	$4,302,207
Dividends	118,209

Total Investment Income	4,420,416

EXPENSES:

Management fees (Note 3)	655,831
Fund accounting and transfer agent fees (Note 3)	87,998
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,522
Custodian fees	12,130
Miscellaneous	29,459

Total Expenses	791,956

NET INVESTMENT INCOME	3,628,460

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on -
Investments	(1,467,184)
Foreign currency and other assets and liabilities	(2,466)
(1,469,650)

Net change in unrealized depreciation on -
Investments	(3,015,394)
Foreign currency and other assets and liabilities	(378)
(3,015,772)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,485,422)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(856,962)

The accompanying notes are an integral part of the financial statements.

10

Statements of Changes in Net Assets

	For the Six
	Months Ended
	6/30/06	For the Period
	(unaudited)	4/21/05[1] to 12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,628,460	$3,730,929
Net realized loss on investments	(1,469,650)	(1,280,929)
Net change in unrealized depreciation on investments	(3,015,772)	(653,972)

Net increase (decrease) from operations	(856,962)	1,796,028

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(3,700,853)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	22,481,329	177,498,916

Net increase in net assets	21,624,367	175,594,091

NET ASSETS:

Beginning of period	175,594,091	-

End of period (including undistributed net investment income of $3,658,536 and $30,076, respectively)	$197,218,458	$175,594,091

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Period
	(unaudited)	4/21/05[1] to 12/31/05

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.18	0.22
Net realized and unrealized loss on investments	(0.22)	(0.12)

Total from investment operations	(0.04)	0.10

Less distributions to shareholders:
From net investment income	-	(0.21)

Net asset value - End of period	$9.85	$9.89

Total return[2]	(0.40%)	1.04%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%[3]	0.88%[3]
Net investment income	3.87%[3]	3.12%[3]

Portfolio turnover	128%	290%

Net assets - End of period (000's omitted)	$197,218	$175,594

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Plus Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return by investing primarily in other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Core Plus Bond Series common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Debt securities, including government bonds, foreign bonds, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Dividend income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)
represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.90% of average daily net assets each year. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $32,063,438 and $22,539,008, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $210,255,348 and $198,850,133, respectively.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months		For the period 4/21/05 (commencement
	Ended 6/30/06		of operations) to 12/31/05
	Shares	Amount	Shares	Amount

Sold	2,644,395	$26,125,142	18,018,997	$180,249,999
Reinvested	-	-	366,846	3,613,437
Repurchased	(368,962)	(3,643,813)	(633,877)	(6,364,520)
Total	2,275,433	$22,481,329	17,751,966	$177,498,916

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for

16

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the period April 21, 2005 (commencement of operations) to December 31, 2005 were as follows:

Ordinary income	$3,700,853

For the period April 21, 2005 (commencement of operations) to December 31, 2005, the Series elected to defer $891,846 of capital losses attributable to Post-October losses.

At December 31, 2005, the Series had a capital loss carryover of $389,083, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2013.

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$286,648,299

Unrealized appreciation	$317,457
Unrealized depreciation	(3,986,823)

Net unrealized depreciation	$(3,669,366)

9. NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Core Bond Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$992.90	$3.95
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.83	$4.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Sector Allocation*

Consumer Discretionary	6.6%
Consumer Staples	0.6%
Energy	2.1%
Financials	10.5%
Health Care	1.3%
Industrials	6.7%
Information Technology	1.8%
Materials	0.8%
Telecommunication Services	1.4%
Utilities	4.7%
U.S. Government Agencies	47.2%
Cash, short-term investments, and liabilities, less other assets	16.3%

*As a percentage of net assets.

<graphic>
<pie chart>

Credit Quality Ratings1,2

Aaa	6.5%
Aa	14.6%
A	39.3%
Baa	39.6%

1As a percentage of total corporate bonds.
2Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS - 36.5%
Convertible Corporate Bonds - 4.4%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$346,175

Energy - 1.7%
Energy Equipment & Services - 1.7%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	Baa1	220,000	324,775
Schlumberger Ltd., 1.50%, 6/1/2023	A1	170,000	308,550
Total Energy			633,325

Financials - 0.9%
Commercial Banks - 0.9%
U.S. Bancorp[2], 3.51%, 8/21/2035	Aa2	315,000	313,818

Utilities - 0.8%
Multi-Utilities - 0.8%
Xcel Energy, Inc., 7.50%, 11/21/2007	Baa1	195,000	309,319

Total Convertible Corporate Bonds
(Identified Cost $1,576,681)			1,602,637

Non-Convertible Corporate Bonds - 32.1%
Consumer Discretionary - 5.6%
Media - 3.3%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	Baa2	440,000	451,091
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	Baa2	435,000	448,889
The Walt Disney Co., 7.00%, 3/1/2032	A3	280,000	302,489
			1,202,469

Multiline Retail - 1.4%
Target Corp., 5.875%, 3/1/2012	A2	485,000	490,020

Specialty Retail - 0.9%
Lowe's Companies, Inc., 8.25%, 6/1/2010	A2	300,000	327,229
Total Consumer Discretionary			2,019,718

Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
The Kroger Co., 7.25%, 6/1/2009	Baa2	215,000	222,559

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Finance Co., 6.75%, 5/1/2011 (Canada) (Note 7)	Baa1	140,000	143,852

Financials - 9.6%
Capital Markets - 2.1%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A1	310,000	289,002

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	A1	$240,000	$248,462
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	A1	225,000	223,518
			760,982

Commercial Banks - 3.2%
PNC Funding Corp., 7.50%, 11/1/2009	A3	285,000	300,058
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	50,000	51,457
Wachovia Corp., 5.25%, 8/1/2014	A1	590,000	562,718
William Street Funding Corp.[2,3], 5.71%, 6/23/2012	Aaa	250,000	250,000
			1,164,233

Diversified Financial Services - 1.8%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	Aa3	455,000	389,913
Citigroup, Inc., 5.00%, 9/15/2014	Aa2	260,000	243,351
			633,264

Insurance - 2.5%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	Aa2	345,000	320,232
American International Group, Inc., 4.25%, 5/15/2013	Aa2	660,000	599,954
			920,186
Total Financials			3,478,665

Health Care - 1.3%
Pharmaceuticals - 1.3%
Abbott Laboratories, 3.50%, 2/17/2009	A1	265,000	251,871
Wyeth[4], 5.50%, 3/15/2013	Baa1	230,000	223,911
Total Health Care			475,782

Industrials - 6.7%
Aerospace & Defense - 0.9%
Boeing Capital Corp., 6.50%, 2/15/2012	A2	310,000	320,649

Air Freight & Logistics - 0.6%
FedEx Corp., 3.50%, 4/1/2009	Baa2	210,000	198,412

Airlines - 1.2%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa1	475,000	447,122

Industrial Conglomerates - 1.7%
General Electric Capital Corp., 6.75%, 3/15/2032	Aaa	570,000	608,432

Machinery - 0.7%
John Deere Capital Corp., 7.00%, 3/15/2012	A3	235,000	248,100

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]		Value
	(unaudited)	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 1.6%
CSX Corp., 6.75%, 3/15/2011	Baa2	$285,000	$295,714
Union Pacific Corp., 6.65%, 1/15/2011	Baa2	290,000	299,872
			595,586
Total Industrials			2,418,301

Information Technology - 1.8%
Communications Equipment - 1.8%
Cisco Systems, Inc., 5.25%, 2/22/2011	A1	205,000	201,198
Corning, Inc., 5.90%, 3/15/2014	Baa3	455,000	449,866
Total Information Technology			651,064

Materials - 0.8%
Metals & Mining - 0.8%
Alcoa, Inc., 7.375%, 8/1/2010	A2	250,000	264,262

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	A2	500,000	499,449

Utilities - 3.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc., 5.375%, 3/15/2010	Baa2	305,000	300,224

Independent Power Producers & Energy Traders - 0.6%
TXU Energy Co., 7.00%, 3/15/2013	Baa2	215,000	219,459

Multi-Utilities - 2.5%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	Baa3	335,000	364,145
Duke Energy Field Services Corp., 7.875%, 8/16/2010	Baa2	280,000	299,270
Sempra Energy, 7.95%, 3/1/2010	Baa1	210,000	223,653
			887,068
Total Utilities			1,406,751

Total Non-Convertible Corporate Bonds
(Identified Cost $12,098,078)			11,580,403

TOTAL CORPORATE BONDS
(Identified Cost $13,674,759)			13,183,040

U.S. GOVERNMENT AGENCIES - 47.2%
Mortgage-Backed Securities - 44.8%
Fannie Mae, Pool #795855, 5.50%, 9/1/2019		420,329	412,928
Fannie Mae, Pool #786281, 6.50%, 7/1/2034		336,135	338,105
Fannie Mae, Pool #815409, 4.50%, 2/1/2035		244,846	221,974
Fannie Mae, TBA[5], 4.50%, 8/15/2021		1,051,000	992,867

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Principal Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, TBA[5], 5.00%, 9/15/2021	$856,000	$823,365
Fannie Mae, TBA[5], 5.00%, 9/15/2036	1,984,000	1,851,941
Fannie Mae, TBA[5], 5.50%, 7/15/2036	2,824,000	2,711,921
Fannie Mae, TBA[5], 6.00%, 8/15/2036	1,047,000	1,029,332
Federal Home Loan Mortgage Corp., Pool #M90974, 4.50%, 3/1/2010	90,538	87,568
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	372,131	365,354
Federal Home Loan Mortgage Corp., Pool #A27705, 6.50%, 10/1/2034	160,285	161,293
Federal Home Loan Mortgage Corp., Pool #G01782, 6.50%, 2/1/2035	96,061	96,851
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2021	710,000	683,153
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 8/15/2021	1,133,000	1,068,915
Federal Home Loan Mortgage Corp., TBA[5], 5.00%, 7/15/2036	1,289,000	1,203,604
Federal Home Loan Mortgage Corp., TBA[5], 5.50%, 7/15/2036	1,693,000	1,625,808
Federal Home Loan Mortgage Corp., TBA[5], 6.00%, 8/15/2036	597,000	587,113
GNMA, Pool #487193, 5.00%, 4/15/2020	115,484	112,080
GNMA, Pool #563559, 6.50%, 4/15/2032	79,177	80,232
GNMA, Pool #631703, 6.50%, 9/15/2034	126,864	128,488
GNMA, TBA[5], 5.50%, 8/15/2036	773,000	748,603
GNMA, TBA[5], 6.00%, 8/15/2036	457,000	452,716
GNMA, TBA[5], 5.00%, 9/15/2036	418,000	395,271

Total Mortgage-Backed Securities
(Identified Cost $16,394,060)		16,179,482

Other Agencies - 2.4%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032
(Identified Cost $900,524)	825,000	895,612

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $17,294,584)		17,075,094

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2006 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 55.3%
Dreyfus Treasury Cash Management - Institutional Shares	1,303,760	$1,303,760
Fannie Mae Discount Note, 7/12/2006	$1,600,000	1,597,560
Fannie Mae Discount Note, 7/19/2006	2,200,000	2,194,335
Fannie Mae Discount Note, 8/9/2006	2,000,000	1,989,330
Fannie Mae Discount Note, 8/16/2006	2,350,000	2,335,006
Fannie Mae Discount Note, 9/13/2006	800,000	791,632
Federal Home Loan Bank Discount Note, 7/7/2006	2,000,000	1,998,333
Federal Home Loan Bank Discount Note, 7/14/2006	500,000	499,071
Freddie Mac Discount Note, 7/11/2006	5,000,000	4,992,562
Freddie Mac Discount Note, 9/12/2006	2,300,000	2,276,276

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $19,978,538)		19,977,865

TOTAL INVESTMENTS - 139.0%
(Identified Cost $50,947,881)		50,235,999

LIABILITIES, LESS OTHER ASSETS - (39.0%)		(14,107,062)

NET ASSETS - 100%		$36,128,937

1Credit ratings from Moody's (unaudited).
2The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of June 30, 2006.
3Restricted securities - investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $250,000, or 0.7%, of the Series' net assets as of June 30, 2006.
4The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of June 30, 2006.
5Security purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost, $50,947,881) (Note 2)	$50,235,999
Interest receivable	263,275
Dividends receivable	4,077
Prepaid expenses	2,255

TOTAL ASSETS	50,505,606

LIABILITIES:

Accrued management fees (Note 3)	15,081
Accrued fund accounting and transfer agent fees (Note 3)	3,499
Accrued directors' fees (Note 3)	281
Payable for purchases of delayed delivery securities (Note 2)	14,337,656
Audit fees payable	16,884
Custodian fees payable	3,268

TOTAL LIABILITIES	14,376,669

TOTAL NET ASSETS	$36,128,937

NET ASSETS CONSIST OF:

Capital stock	$36,797
Additional paid-in-capital	36,656,896
Undistributed net investment income	579,034
Accumulated net realized loss on investments	(431,908)
Net unrealized depreciation on investments	(711,882)

TOTAL NET ASSETS	$36,128,937

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($36,128,937/3,679,659 shares)	$9.82

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Interest	$677,992
Dividends	19,495

Total Investment Income	697,487

EXPENSES:

Management fees (Note 3)	92,542
Fund accounting and transfer agent fees (Note 3)	16,278
Directors' fees (Note 3)	4,016
Chief Compliance Officer service fees (Note 3)	2,522
Audit fees	13,785
Custodian fees	4,972
Miscellaneous	5,959

Total Expenses	140,074
Less reduction of expenses (Note 3)	(16,522)

Net Expenses	123,552

NET INVESTMENT INCOME	573,935

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(231,854)
Net change in unrealized depreciation on investments	(561,648)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(793,502)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(219,567)

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Net Assets

	For the Six
	Months Ended
	6/30/06	For the Period
	(unaudited)	4/21/05[1] to 12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$573,935	$590,265
Net realized loss on investments	(231,854)	(200,054)
Net change in unrealized depreciation on investments	(561,648)	(150,234)

Net increase (decrease) from operations	(219,567)	239,977

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	-	(585,166)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	7,770,826	28,922,867

Net increase in net assets	7,551,259	28,577,678

NET ASSETS:

Beginning of period	28,577,678	-

End of period (including undistributed net investment income of $579,034 and $5,099, respectively)	$36,128,937	$28,577,678

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Period
	(unaudited)	4/21/05[1]to 12/31/05

Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.21
Net realized and unrealized loss on investments	(0.23)	(0.11)

Total from investment operations	(0.07)	0.10

Less distributions to shareholders:
From net investment income	-	(0.21)

Net asset value - End of period	$9.82	$9.89

Total return[2]	(0.71%)	0.98%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80%[3]	0.80%[3]
Net investment income	3.72%[3]	3.08%[3]

Portfolio turnover	125%	293%

Net assets - End of period (000's omitted)	$36,129	$28,578

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.11%[3]	0.20%[3]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return by investing primarily in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 75 million have been designated as Core Bond Series common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Debt securities, including government bonds, sovereign bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund’s pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Dividend income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Purchased on a When-Issued Basis or Forward Commitment
The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)
In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities
A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
        Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series.
        Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor waived fees of $16,522 for the six months ended June 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $5,345,115 and $2,742,991, respectively. Purchases and sales of United States Government securities, other than short-term securities, were $34,231,435 and $32,550,615, respectively.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months		For the period 4/21/05 (commencement
	Ended 6/30/06		of operations) to 12/31/05
	Shares	Amount	Shares	Amount

Sold	863,927	$8,510,128	2,995,471	$29,993,823
Reinvested	-	-	58,124	571,940
Repurchased	(74,753)	(739,302)	(163,110)	(1,642,896)
Total	789,174	$7,770,826	2,890,485	$28,922,867

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the period April 21, 2005 (commencement of operations) to December 31, 2005 were as follows:

Ordinary income	$585,166

15

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

For the period April 21, 2005 (commencement of operations) to December 31, 2005, the Series elected to defer $134,190 of capital losses attributable to Post-October losses.

At December 31, 2005, the Series had a capital loss carryover of $65,864, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2013.

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$50,947,881

Unrealized appreciation	$68,409
Unrealized depreciation	(780,291)

Net unrealized depreciation	$(711,882)

9. NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Ohio Tax Exempt Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$995.10	$4.20
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Bond Types1

General Obligation Bonds	91.0%
Revenue Bonds	7.1%
Cash, short-term investments, and liabilities, less other assets	1.9%

1As a percentage of net assets.

<graphic>
<pie chart>

Credit Quality Ratings2,3

Aaa	88.7%
Aa	9.4%
Unrated investments, such as cash, short-term investments, and liabilities, less other assets	1.9%

2As a percentage of net assets.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES - 98.1%

Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010	Aaa	$200,000	$206,686
Avon Lake City School District, Prerefunded Balance, G.O. Bond, FGIC, 5.75%, 12/1/2014	Aaa	500,000	537,970
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014	Aaa	50,000	52,809
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, FSA, 4.50%, 12/1/2029	Aaa	200,000	192,426
Canal Winchester Local School District, G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	355,000	365,803
Chagrin Falls Exempt Village School District, Prerefunded Balance, G.O. Bond, 5.55%, 12/1/2022	Aa3	100,000	103,345
Chillicothe Water System, Revenue Bond, MBIA, 4.00%, 12/1/2009	Aaa	125,000	125,473
Cincinnati, Various Purposes, G.O. Bond, Series A, 5.00%, 12/1/2011	Aa1	200,000	209,980
Cleveland Heights & University Heights County School District, Library Impt., G.O. Bond, 5.125%, 12/1/2026	Aa3	200,000	208,138
Cleveland Waterworks, Prerefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	110,000	112,934
Cleveland Waterworks, Unrefunded Balance, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028	Aaa	155,000	156,840
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	250,000	262,780
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	200,000	207,050
Delaware City School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2025	Aaa	100,000	103,525
Dublin City School District, School Facilities Construction & Impt., G.O. Bond, 5.375%, 12/1/2017	Aa1	350,000	373,121
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	200,000	203,840
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019	Aaa	175,000	176,288
Euclid, G.O. Bond, MBIA, 4.25%, 12/1/2023	Aaa	465,000	439,755
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018	Aa3	250,000	258,763
Field Local School District, School Facilities Construction & Impt., G.O. Bond, AMBAC, 5.00%, 12/1/2026	Aaa	200,000	205,792
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026	Aaa	250,000	254,773
Genoa Area Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.40%, 12/1/2027	Aaa	150,000	160,332

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

Greater Cleveland Regional Transit Authority, Capital Impts., G.O. Bond, FGIC, 4.125%, 12/1/2023	Aaa	$450,000	$414,301
Greene County Sewer System, Governmental Enterprise, Prerefunded Balance, Revenue Bond, AMBAC, 5.625%, 12/1/2025	Aaa	235,000	252,818
Hancock County, Various Purposes, G.O. Bond, MBIA, 4.00%, 12/1/2016	Aaa	200,000	195,194
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009	Aaa	190,000	196,623
Hilliard School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020	Aaa	225,000	228,389
Jackson Local School District, Stark & Summit Counties, G.O. Bond, FGIC, 3.50%, 12/1/2011	Aaa	210,000	204,355
Jackson Local School District, Stark & Summit Counties, Construction & Impt., G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	200,000	204,320
Licking County Joint Vocational School District, School Facilities Construction & Impt., G.O. Bond, MBIA, 5.00%, 12/1/2007	Aaa	300,000	304,878
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	250,000	258,720
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025	Aaa	400,000	402,744
Loveland City School District, Prerefunded Balance, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024	Aaa	200,000	208,680
Mansfield City School District, Various Purposes, Prerefunded Balance, G.O. Bond, MBIA, 5.75%, 12/1/2022	Aaa	250,000	266,397
Marysville Exempt Village School District, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	500,000	517,065
Maumee, G.O. Bond, MBIA, 4.125%, 12/1/2018	Aaa	375,000	363,874
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, FSA, 4.60%, 12/1/2031	Aaa	260,000	251,511
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018	Aaa	150,000	152,528
Mentor, Prerefunded Balance, G.O. Bond, 5.25%, 12/1/2017	Aa2	100,000	102,593
Minster Local School District, G.O. Bond, FSA, 4.25%, 12/1/2018	AAA[2]	250,000	244,792
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA, 5.75%, 12/1/2022	Aaa	205,000	223,376
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	45,000	47,357
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2025	Aaa	270,000	275,810

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	$95,000	$99,975
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	130,000	132,192
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016	Aaa	125,000	128,240
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006	Aaa	65,000	65,468
Ohio State, Common Schools Capital Facilities, Prerefunded Balance, G.O. Bond, Series A, 4.75%, 6/15/2020	Aa1	250,000	257,462
Ohio State, Infrastructure Impt., Prerefunded Balance, G.O. Bond, 5.20%, 8/1/2010	Aa1	50,000	51,225
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond, FSA, 5.125%, 12/1/2023	Aaa	300,000	309,864
Ohio State Water Development Authority, Pollution Control, Revenue Bond, 5.25%, 12/1/2015	Aaa	200,000	216,710
Ohio State Water Development Authority, Pure Water, Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016	Aaa	40,000	44,066
Ontario Local School District, Prerefunded Balance, G.O. Bond, FSA, 5.00%, 12/1/2023	Aaa	350,000	362,338
Orange City School District, G.O. Bond, 5.00%, 12/1/2023	Aaa	305,000	312,497
Painesville City School District, School Impt., G.O. Bond, FGIC, 4.50%, 12/1/2025	Aaa	170,000	165,906
Pickerington Local School District, G.O. Bond, MBIA, 4.30%, 12/1/2024	Aaa	300,000	283,470
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2030	Aaa	140,000	142,866
Sidney City School District, School Impt., G.O. Bond, Series B, FGIC, 5.10%, 12/1/2019	Aaa	150,000	156,342
South-Western City School District, Franklin & Pickway County, G.O. Bond, AMBAC, 4.75%, 12/1/2026	Aaa	175,000	175,486
Springboro Community City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/1/2025	Aaa	280,000	287,728
Tallmadge City School District, School Facilities, G.O. Bond, FSA, 5.00%, 12/1/2031	AAA[2]	200,000	204,616
Tecumseh Local School District, School Impt., G.O. Bond, FGIC, 4.75%, 12/1/2027	Aaa	195,000	195,530
Troy City School District, School Impt., G.O. Bond, FSA, 4.00%, 12/1/2014	Aaa	250,000	247,055
Twinsburg Local School District, Prerefunded Balance, G.O. Bond, FGIC, 5.90%, 12/1/2021	Aaa	325,000	334,298
Upper Arlington City School District, Capital Appreciation, Prerefunded Balance, G.O. Bond, MBIA, 5.25%, 12/1/2022	Aaa	255,000	259,103

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

	Credit	Principal
	Rating[1]	Amount/	Value
	(unaudited)	Shares	(Note 2)
OHIO MUNICIPAL SECURITIES (continued)

Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, FSA, 5.25%, 12/1/2016	Aaa	$300,000	$316,485
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020	Aaa	500,000	515,475
Vandalia, G.O. Bond, AMBAC, 5.00%, 12/1/2015	Aaa	235,000	247,902
Washington Court House City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2029	Aaa	500,000	512,440
Westerville City School District, G.O. Bond, MBIA, 5.00%, 12/1/2027	Aaa	200,000	202,952
Wood County, G.O. Bond, 5.40%, 12/1/2013	Aa3	50,000	50,048
Wyoming City School District, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027	Aaa	300,000	311,604

TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $16,727,374)			16,824,091

SHORT-TERM INVESTMENTS - 2.5%
Dreyfus Municipal Reserves - Class R
(Identified Cost $436,762)		436,762	436,762

TOTAL INVESTMENTS - 100.6%
(Identified Cost $17,164,136)			17,260,853

LIABILITIES, LESS OTHER ASSETS - (0.6%)			(104,247)

NET ASSETS - 100%			$17,156,606

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 31.4%; MBIA - 24.6%; FSA - 21.3%.

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $17,164,136) (Note 2)	$17,260,853
Interest receivable	79,788
Dividends receivable	1,379

TOTAL ASSETS	17,342,020

LIABILITIES:

Accrued management fees (Note 3)	5,825
Accrued fund accounting and transfer agent fees (Note 3)	2,362
Accrued directors' fees (Note 3)	280
Payable for fund shares repurchased	159,751
Audit fees payable	15,755
Other payables and accrued expenses	1,441

TOTAL LIABILITIES	185,414

TOTAL NET ASSETS	$17,156,606

NET ASSETS CONSIST OF:

Capital stock	$16,668
Additional paid-in-capital	16,936,920
Undistributed net investment income	103,745
Accumulated net realized gain on investments	2,556
Net unrealized appreciation on investments	96,717

TOTAL NET ASSETS	$17,156,606

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($17,156,606/1,666,799 shares)	$10.29

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Interest	$373,435
Dividends	5,199

Total Investment Income	378,634

EXPENSES:

Management fees (Note 3)	42,582
Fund accounting and transfer agent fees (Note 3)	13,588
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Audit fees	12,992
Custodian fees	1,334
Miscellaneous	3,498

Total Expenses	80,639
Less reduction of expenses (Note 3)	(8,224)

Net Expenses	72,415

NET INVESTMENT INCOME	306,219

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(8,059)
Net change in unrealized appreciation on investments	(386,712)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(394,771)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,552)

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$306,219	$555,086
Net realized gain (loss) on investments	(8,059)	15,686
Net change in unrealized appreciation on investments	(386,712)	(145,892)

Net increase (decrease) from operations	(88,552)	424,880

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(302,918)	(519,425)
From net realized gain on investments	-	(10,188)

Total distributions to shareholders	(302,918)	(529,613)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,559,638	1,973,214

Net increase in net assets	1,168,168	1,868,481

NET ASSETS:

Beginning of period	15,988,438	14,119,957

End of period (including undistributed net investment income of $103,745 and $100,444, respectively)	$17,156,606	$15,988,438

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.52	$10.59	$10.75	$10.74	$10.31	$10.29

Income (loss) from investment operations:
Net investment income	0.18	0.38	0.38	0.42	0.41	0.46
Net realized and unrealized gain (loss) on investments	(0.23)	(0.08)	(0.04)	0.03	0.43	(0.03)

Total from investment operations	(0.05)	0.30	0.34	0.45	0.84	0.43

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.49)	(0.39)	(0.40)	(0.41)
From net realized gain on investments	-	(0.01)	(0.01)	(0.05)	(0.01)	-

Total distributions to shareholders	(0.18)	(0.37)	(0.50)	(0.44)	(0.41)	(0.41)

Net asset value - End of period	$10.29	$10.52	$10.59	$10.75	$10.74	$10.31

Total return[1]	(0.49%)	2.85%	3.28%	4.23%	8.22%	4.18%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[2]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.60%[2]	3.65%	3.64%	3.91%	4.09%	4.27%

Portfolio turnover	4%	9%	7%	14%	8%	9%

Net assets - End of period (000's omitted)	$17,157	$15,988	$14,120	$12,092	$11,785	$9,833

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.10%[2]	0.15%	0.20%	0.59%	0.68%	0.74%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Ohio Tax Exempt Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Dividend income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $8,224 for the six months ended June 30, 2006, which is reflected as a reduction of expenses on the Statement of Operations.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,168,969 and $650,262, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05

	Shares	Amount	Shares	Amount
Sold	248,540	$2,614,035	338,241	$3,578,039
Reinvested	28,773	299,392	49,592	521,757
Repurchased	(130,113)	(1,353,789)	(201,117)	(2,126,582)
Total	147,200	$1,559,638	186,716	$1,973,214

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

13

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Tax exempt income	$519,425
Long-term capital gains	10,188

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$17,137,722

Unrealized appreciation	$342,595
Unrealized depreciation	(219,464)

Net unrealized appreciation	$123,131

9.	NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

15

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
New York Tax Exempt Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$996.10	$3.41
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.37	$3.46

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Bond Types1

General Obligation Bonds	60.2%
Revenue Bonds	36.2%
Cash, short-term investments, and other assets, less liabilities	3.6%

1As a percentage of net assets.

<graphic>
<pie chart>

Credit Quality Ratings2,3

Aaa	90.2%
Aa	5.8%
Baa	0.4%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities	3.6%

2As a percentage of net assets.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

2

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES - 96.4%

Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007	Aaa	$200,000	$201,154
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024	Aaa	845,000	845,507
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025	Aaa	365,000	363,832
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006	Aaa	385,000	386,340
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019	Aaa	500,000	529,745
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2023	Aaa	900,000	830,187
Brookhaven, Public Impt., G.O. Bond, FGIC, 4.00%, 5/1/2024	Aaa	815,000	744,551
Buffalo, Prerefunded Balance, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010	Aaa	250,000	257,030
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Revenue Bond, Series B, MBIA, 5.00%, 9/1/2016	Aaa	525,000	553,103
Buffalo Municipal Water Finance Authority, Water Systems, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.00%, 7/1/2028	Aaa	750,000	774,592
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007	Aaa	300,000	303,930
Chautauqua County, Public Impt., G.O. Bond, Series B, MBIA, 4.50%, 12/15/2018	Aaa	485,000	489,831
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013	Aaa	500,000	526,700
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008	Aaa	100,000	101,146
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011	Aaa	200,000	202,752
Dutchess County New York, G.O. Bond, MBIA, 4.00%, 12/15/2016	Aaa	675,000	662,647
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011	Aaa	300,000	303,531
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011	Aaa	385,000	389,374
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009	Aaa	210,000	215,128
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011	Aaa	700,000	723,604
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	500,000	524,560
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016	Aaa	550,000	561,753

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019	Aaa	$500,000	$520,785
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021	Aaa	520,000	537,956
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014	Aaa	540,000	535,415
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018	Aaa	180,000	181,696
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014	Aaa	600,000	620,436
Hempstead Town, Unrefunded Balance, G.O. Bond, Series B, FGIC, 5.625%, 2/1/2010	Aaa	165,000	168,519
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009	Aaa	45,000	45,144
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015	Aaa	1,555,000	1,645,874
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009	Aaa	420,000	442,487
Johnson City Central School District, G.O. Bond, FGIC, 4.25%, 6/15/2024	Aaa	500,000	470,475
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2028	Aaa	1,000,000	944,240
Johnson City Central School District, G.O. Bond, FGIC, 4.375%, 6/15/2030	Aaa	985,000	923,763
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008	Aaa	350,000	324,345
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, 5.00%, FGIC, 12/1/2019	Aaa	1,000,000	1,043,690
Long Island Power Authority, Electric Systems, Revenue Bond, Series A, FGIC, 5.00%, 12/1/2025	Aaa	1,690,000	1,739,230
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017	Aaa	250,000	260,395
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018	Aaa	250,000	260,395
Metropolitan Transportation Authority, Revenue Bond, Series A, FGIC, 5.00%, 11/15/2025	Aaa	1,500,000	1,534,410
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bond, Series A, MBIA, 5.00%, 11/15/2030	Aaa	750,000	763,057
Metropolitan Transportation Authority, Transportation Facilities, Prerefunded Balance, Revenue Bond, Series B, AMBAC, 5.00%, 7/1/2018	Aaa	1,500,000	1,577,220
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017	Baa1	320,000	324,403
Monroe County, Public Impt., G.O. Bond, AMBAC, 4.125%, 6/1/2020	Aaa	1,000,000	958,990
Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019	Aa3	1,700,000	1,742,823

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013	Aaa	$790,000	$793,452
Nassau County, Combined Sewer Districts, G.O. Bond, Series F, MBIA, 5.35%, 7/1/2008	Aaa	1,500,000	1,542,390
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014	Aaa	500,000	525,270
Nassau County, General Impt., G.O. Bond, Series U, AMBAC, 5.25%, 11/1/2014	Aaa	335,000	343,298
Nassau County, General Impt., G.O. Bond, Series V, AMBAC, 5.25%, 3/1/2015	Aaa	385,000	396,369
Nassau County Interim Financial Authority, Sales Tax Secured, Revenue Bond, Series A, AMBAC, 4.75%, 11/15/2023	Aaa	1,000,000	1,008,000
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2023	Aaa	200,000	186,946
New Hyde Park Garden City Park District, Union Free School District, G.O. Bond, FSA, 4.125%, 6/15/2024	Aaa	250,000	231,857
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028	Aaa	1,900,000	1,923,237
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020	Aaa	1,000,000	1,048,900
New York City, G.O. Bond, Series A, CIFG, 5.00%, 8/1/2024	Aaa	1,000,000	1,027,150
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series A, AMBAC, 5.00%, 6/15/2035	Aaa	750,000	761,430
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series B, FGIC, 5.125%, 6/15/2030	Aaa	2,000,000	2,028,380
New York City Municipal Water Finance Authority, Water & Sewer Systems, Revenue Bond, Series D, AMBAC, 4.50%, 6/15/2036	Aaa	500,000	476,285
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	762,487
New York City Transitional Finance Authority, Prerefunded Balance, Revenue Bond, Series A, 5.50%, 2/15/2011	Aa1	1,000,000	1,064,170
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013	Aa3	475,000	487,146
New York State, Prerefunded Balance, G.O. Bond, Series B, 5.125%, 3/1/2018	Aa3	1,000,000	1,031,180
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012	AAA[2]	700,000	737,233
New York State, Prerefunded Balance, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015	Aaa	500,000	516,580
New York State Dormitory Authority, Columbia University, Revenue Bond, Series A, 5.00%, 7/1/2025	Aaa	500,000	510,915

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, MBIA, 5.00%, 6/15/2021	Aaa	$600,000	$617,214
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, 4.50%, 6/15/2022	Aaa	300,000	296,964
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, Series B, 5.00%, 6/15/2027	Aaa	1,000,000	1,019,580
New York State Environmental Facilities Corp., Personal Income Tax, Revenue Bond, Series A, 5.00%, 12/15/2019	AAA[2]	750,000	780,960
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series B, 6.65%, 9/15/2013	Aaa	250,000	252,192
New York State Environmental Facilities Corp., Pollution Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012	Aaa	200,000	203,766
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007	Aaa	110,000	110,808
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014	Aaa	440,000	468,521
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015	Aaa	25,000	25,523
New York State Housing Finance Agency, State University Construction, Revenue Bond, Series A, 8.00%, 5/1/2011	Aaa	250,000	277,937
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015	Aaa	320,000	344,515
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017	Aaa	555,000	572,011
New York State Thruway Authority, Revenue Bond, Series F, AMBAC, 5.00%, 1/1/2026	Aaa	340,000	349,000
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016	Aaa	300,000	318,756
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, MBIA, 5.25%, 4/1/2011	Aaa	1,000,000	1,056,210
New York State Thruway Authority, Highway & Bridge, Revenue Bond, Series C, AMBAC, 5.00%, 4/1/2020	Aaa	750,000	773,318
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, FSA, 5.00%, 3/15/2014	Aaa	500,000	525,230
New York State Thruway Authority, Personal Income Tax, Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016	Aaa	300,000	312,675
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022	Aaa	400,000	408,464

The accompanying notes are an integral part of the financial statements.

6

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond, Series A, FSA, 5.25%, 1/1/2014	Aaa	$500,000	$529,670
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011	Aaa	400,000	402,680
Niagara Falls City School District, G.O. Bond, FSA, 4.375%, 9/15/2029	AAA[2]	885,000	835,015
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023	Aaa	1,000,000	1,024,230
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010	Aaa	250,000	260,095
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019	Aaa	595,000	616,259
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012	Aaa	805,000	783,708
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018	Aaa	880,000	930,389
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021	Aaa	850,000	886,550
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022	Aaa	450,000	468,522
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014	Aaa	1,180,000	1,187,269
Rochester, G.O. Bond, AMBAC, 4.70%, 8/15/2006	Aaa	10,000	10,013
Rochester, Unrefunded Balance, G.O. Bond, AMBAC, 4.70%, 8/15/2006	Aaa	240,000	240,311
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020	Aaa	250,000	264,563
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022	Aaa	95,000	100,625
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020	Aaa	500,000	530,235
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011	Aaa	250,000	256,843
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020	Aaa	1,025,000	1,081,939
South Glens Falls Central School District, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	605,000	636,514
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC, 5.375%, 6/15/2018	Aaa	95,000	99,701
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016	Aaa	325,000	337,532
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017	Aaa	100,000	104,058
Suffolk County, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 5/1/2024	Aaa	1,000,000	942,090

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019	Aaa	$895,000	$920,633
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017	Aaa	400,000	412,280
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	55,000	56,931
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA, 5.10%, 6/1/2009	Aaa	195,000	201,663
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond, MBIA, 4.50%, 6/1/2027	Aaa	1,160,000	1,126,267
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013	Aaa	330,000	330,307
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017	Aaa	700,000	746,270
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018	Aaa	850,000	909,373
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.25%, 6/15/2023	Aaa	690,000	658,633
Syracuse, Public Impt., G.O. Bond, Series A, MBIA, 4.375%, 6/15/2025	Aaa	990,000	951,697
Triborough Bridge & Tunnel Authority, General Purposes, Revenue Bond, Series B, 5.00%, 11/15/2020	Aa2	750,000	771,383
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 4.75%, 1/1/2019	Aaa	300,000	312,837
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	1,695,000	1,782,259
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Revenue Bond, Series A, MBIA, 5.00%, 1/1/2032	Aaa	305,000	309,243
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGIC, 5.00%, 11/15/2032	Aaa	1,000,000	1,017,840
Ulster County, Public Impt., G.O. Bond, 4.50%,11/15/2026	AAA[2]	560,000	553,347
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018	Aaa	575,000	613,192
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022	Aaa	380,000	405,551
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024	Aaa	500,000	465,825
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011	Aaa	300,000	313,821
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008	Aaa	60,000	60,583
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2008	AAA[2]	5,000	5,045

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolio - June 30, 2006 (unaudited)

	Credit	Principal
	Rating[1]	Amount/	Value
	(unaudited)	Shares	(Note 2)
NEW YORK MUNICIPAL SECURITIES (continued)

Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009	Aaa	$65,000	$65,632
Westchester County, Unrefunded Balance, G.O. Bond, Series A, 4.75%, 12/15/2009	AAA[2]	5,000	5,044
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011	Aaa	15,000	15,292
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015	Aaa	1,000,000	959,850
Westhampton Beach Union Free School District, G.O. Bond, MBIA, 4.00%, 7/15/2018	Aaa	726,000	696,437
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond, AMBAC, 5.70%, 6/15/2008	Aaa	405,000	420,260
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012	Aaa	490,000	515,264
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017	Aaa	500,000	511,745
Yonkers, G.O. Bond, Series B, MBIA, 5.00%, 8/1/2023	Aaa	1,125,000	1,161,439

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $83,554,134)			83,977,818

SHORT-TERM INVESTMENTS - 2.5%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $2,163,614)		2,163,614	2,163,614

TOTAL INVESTMENTS - 98.9%
(Identified Cost $85,717,748)			86,141,432

OTHER ASSETS, LESS LIABILITIES - 1.1%			917,867

NET ASSETS - 100%			$87,059,299

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
CIFG (CIFG North America, Inc.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody's (unaudited).
2Credit ratings from S&P (unaudited).

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.7%; MBIA - 25.1%; AMBAC - 14.4%; FSA - 13.1%.

The accompanying notes are an integral part of the financial statements.

9

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $85,717,748) (Note 2)	$86,141,432
Interest receivable	912,245
Receivable for fund shares sold	61,453
Dividends receivable	6,575

TOTAL ASSETS	87,121,705

LIABILITIES:

Accrued management fees (Note 3)	35,864
Accrued fund accounting and transfer agent fees (Note 3)	8,955
Accrued directors' fees (Note 3)	278
Audit fees payable	16,038
Payable for fund shares repurchased	407
Other payables and accrued expenses	864

TOTAL LIABILITIES	62,406

TOTAL NET ASSETS	$87,059,299

NET ASSETS CONSIST OF:

Capital stock	$85,078
Additional paid-in-capital	86,039,204
Undistributed net investment income	475,661
Accumulated net realized gain on investments	35,672
Net unrealized appreciation on investments	423,684

TOTAL NET ASSETS	$87,059,299

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($87,059,299/8,507,817 shares)	$10.23

The accompanying notes are an integral part of the financial statements.

10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Interest	$1,824,194
Dividends	42,233

Total Investment Income	1,866,427

EXPENSES:

Management fees (Note 3)	212,725
Fund accounting and transfer agent fees (Note 3)	48,932
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	5,026
Miscellaneous	19,478

Total Expenses	292,806

NET INVESTMENT INCOME	1,573,621

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	17,634
Net change in unrealized appreciation on investments	(1,874,562)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,856,928)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,307)

The accompanying notes are an integral part of the financial statements.

11

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,573,621	$2,816,400
Net realized gain on investments	17,634	91,450
Net change in unrealized appreciation on investments	(1,874,562)	(1,163,352)

Net increase (decrease) from operations	(283,307)	1,744,498

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,493,553)	(2,708,429)
From net realized gain on investments	-	(97,103)

Total distributions to shareholders	(1,493,553)	(2,805,532)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	6,430,735	7,646,554

Net increase in net assets	4,653,875	6,585,520

NET ASSETS:

Beginning of period	82,405,424	75,819,904

End of period (including undistributed net investment income of $475,661 and $395,593, respectively)	$87,059,299	$82,405,424

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.45	$10.58	$10.77	$10.89	$10.36	$10.36

Income (loss) from investment operations:
Net investment income	0.19	0.37	0.36	0.42	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.23)	(0.13)	(0.07)	-[2]	0.54	(0.05)

Total from investment operations	(0.04)	0.24	0.29	0.42	1.00	0.41

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.45)	(0.41)	(0.42)	(0.41)
From net realized gain on investments	-	(0.01)	(0.03)	(0.13)	(0.05)	-

Total distributions to shareholders	(0.18)	(0.37)	(0.48)	(0.54)	(0.47)	(0.41)

Net asset value - End of period	$10.23	$10.45	$10.58	$10.77	$10.89	$10.36

Total return[1]	(0.39%)	2.33%	2.83%	3.90%	9.81%	3.96%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.69%[3]	0.72%	0.75%	0.75%*	0.73%	0.72%
Net investment income	3.70%[3]	3.55%	3.57%	3.80%	4.20%	4.23%

Portfolio turnover	7%	6%	7%	17%	6%	7%

Net assets - End of period (000's omitted)	$87,059	$82,405	$75,820	$64,193	$63,961	$66,295

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%4.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less than $0.01 per share.
3Annualized.
4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as New York Tax Exempt Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Dividend income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

14

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. In addition to its contractual agreement to limit expenses to 0.85%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 0.75% of average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

15

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $12,927,238 and $5,760,400, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months		For the Year
	Ended 6/30/06		Ended 12/31/05
	Shares	Amount	Shares	Amount

Sold	746,434	$7,770,352	1,217,413	$12,838,558
Reinvested	136,834	1,414,734	252,977	2,650,023
Repurchased	(264,839)	(2,754,351)	(744,729)	(7,842,027)
Total	618,429	$6,430,735	725,661	$7,646,554

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Tax exempt income	$2,708,429
Long-term capital gains	97,103

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$85,687,687

Unrealized appreciation	$1,638,287
Unrealized depreciation	(1,184,542)

Net unrealized appreciation	$453,745

9.	NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Exeter Fund, Inc.
Semi-Annual Report
June 30, 2006
Diversified Tax Exempt

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/06	6/30/06	1/1/06-6/30/06
Actual	$1,000.00	$993.40	$3.36
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.41

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition as of June 30, 2006 (unaudited)

<graphic>
<pie chart>

Bond Types1

Certificate of Participation	2.1%
General Obligation Bonds	68.9%
Revenue Bonds	24.2%
Special Tax	0.4%
Tax Allocation	1.3%
Cash, short-term investments, and other assets, less liabilities	3.1%

1As a percentage of net assets.

Credit Quality Ratings2,3

Aaa	82.4%
Aa	13.5%
A	1.0%
Unrated investments, such as cash, short-term investments, and other assets, less liabilities	3.1%

2As a percentage of net assets.
3Based on ratings from Moody's, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series' investment policies.

Top Ten States4

Ohio	4.8%
Texas	4.8%
California	4.7%
Florida	4.4%
Pennsylvania	4.4%
Washington	4.2%
New York	3.9%
Georgia	3.9%
New Jersey	3.5%
Kansas	3.5%

4As a percentage of total investments.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)
MUNICIPAL SECURITIES - 96.9%

Alabama - 2.1%
Bessemer Governmental Utility Services Corp., Water Supply, Revenue Bond, MBIA, 5.20%, 6/1/2024	Aaa	$500,000	$517,770
Fort Payne Waterworks Board, Revenue Bond, AMBAC, 3.50%, 7/1/2015	Aaa	665,000	615,936
Hoover Board of Education, Capital Outlay Warrants, Special Tax Warrants, MBIA, 5.25%, 2/15/2017	Aaa	500,000	522,435
Mobile County Board of School Commissioners, Capital Outlay Warrants, Prerefunded Balance, G.O. Bond, Series B, AMBAC, 5.00%, 3/1/2018	Aaa	500,000	522,010
Odenville Utilities Board Water, Revenue Bond, MBIA, 4.30%, 8/1/2028	Aaa	500,000	483,360
			2,661,511

Alaska - 0.3%
Alaska Municipal Banking Authority, Revenue Bond, MBIA, 4.10%, 6/1/2017	Aaa	455,000	441,714

Arizona - 3.2%
Phoenix, G.O. Bond, Series B, 4.20%, 7/1/2021	Aa1	1,500,000	1,435,170
Salt River Project, Agricultural Impt. & Power District, Certificate of Participation, MBIA, 5.00%, 12/1/2011	Aaa	1,500,000	1,567,410
Yuma County Library District, G.O. Bond, Series A, AMBAC, 4.50%, 7/1/2035	Aaa	1,200,000	1,138,548
			4,141,128

California - 4.6%
California State, G.O. Bond, 5.25%, 2/1/2023	A2	500,000	532,605
California State, G.O. Bond, 4.75%, 12/1/2028	A2	795,000	780,976
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.80%, 8/1/2024	Aaa	435,000	438,637
Chula Vista Elementary School District, G.O. Bond, Series F, MBIA, 4.875%, 8/1/2025	Aaa	425,000	430,223
Oak Grove School District, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 8/1/2024	Aaa	500,000	505,595
Oak Valley Hospital District, G.O. Bond, FGIC, 4.50%, 7/1/2025	Aaa	1,395,000	1,341,530
Richmond Joint Powers Financing Authority, Tax Allocation, Series A, MBIA, 5.25%, 9/1/2025	Aaa	1,570,000	1,632,596
Wiseburn School District, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016	Aaa	330,000	341,718
			6,003,880

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Colorado - 3.3%
Broomfield Water Activity, Enterprise Water, Revenue Bond, MBIA, 5.00%, 12/1/2015	Aaa	$700,000	$732,487
Colorado Water Resources & Power Development Authority, Water Resource, Revenue Bond, Series D, FSA, 4.375%, 8/1/2035	Aaa	1,420,000	1,300,905
Commerce City, Certificat of Participation, AMBAC, 4.75%, 12/15/2032	AAA[2]	1,000,000	980,780
Denver City & County School District No. 1, Prerefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	895,000	933,843
Denver City & County School District No. 1, Unrefunded Balance, G.O. Bond, FGIC, 5.00%, 12/1/2023	Aaa	105,000	107,581
El Paso County School District No. 020, G.O. Bond, Series A, MBIA, 6.20%, 12/15/2007	Aaa	160,000	165,349
			4,220,945

Connecticut - 1.2%
Stamford, G.O. Bond, 4.40%, 2/15/2026	Aaa	1,545,000	1,497,105

Delaware - 0.8%
Delaware Transportation Authority, Revenue Bond, MBIA, 5.00%, 7/1/2011	Aaa	1,000,000	1,049,090

Florida - 4.4%
Florida State, Jacksonville Transportation, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 7/1/2027	Aa1	710,000	725,350
Florida State Board of Education, Capital Outlay, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 6/1/2027	Aaa	750,000	765,502
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series C, AMBAC, 5.00%, 6/1/2011	Aaa	425,000	444,431
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond, Series A, FSA, 4.50%, 6/1/2025	Aa1	1,280,000	1,246,541
Florida State Department of Transportation, G.O. Bond, 5.00%, 7/1/2027	Aa1	1,000,000	1,020,120
Hillsborough County, Capital Impt. Program, County Center Project, Prerefunded Balance, Revenue Bond, Series B, MBIA, 5.125%, 7/1/2022	Aaa	400,000	408,012
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A, AMBAC, 5.00%, 4/1/2015	Aaa	510,000	536,382
Tohopekaliga Water Authority, Utility System, Revenue Bond, Series A, FSA, 5.00%, 10/1/2028	Aaa	510,000	519,904
			5,666,242

Georgia - 3.9%
Atlanta, Prerefunded Balance, G.O. Bond, 5.60%, 12/1/2018	Aa3	350,000	357,462
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033	Aaa	310,000	313,732

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Georgia (continued)
Atlanta, Water & Wastewater, Revenue Bond, FSA, 5.00%, 11/1/2043	Aaa	$1,500,000	$1,510,065
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012	Aaa	200,000	217,456
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022	Aaa	1,270,000	1,187,259
Madison Water & Sewer, Revenue Bond, AMBAC, 4.625%, 7/1/2030	Aaa	1,000,000	966,920
Rockdale County, Water & Sewer Authority, Prerefunded Balance, Revenue Bond, FSA, 5.00%, 7/1/2022	Aaa	450,000	464,067
			5,016,961

Hawaii - 0.2%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007	Aa2	260,000	267,197

Illinois - 3.0%
Chicago, Prerefunded Balance, G.O. Bond, FGIC, 5.25%, 1/1/2027	Aaa	250,000	259,935
Chicago, G.O. Bond, Series A, MBIA, 5.00%, 1/1/2034	Aaa	830,000	838,250
Chicago Neighborhoods Alive 21 Program, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 1/1/2026	Aaa	500,000	527,860
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022	Aaa	750,000	767,692
Illinois State, Certificate of Participation, Series 1995 A, MBIA, 5.60%, 7/1/2010	Aaa	100,000	101,624
Illinois State, G.O. Bond, 5.00%, 12/1/2027	Aa3	600,000	609,522
Madison & St. Clair Counties School District No. 010 Collinsville, School Building, Prerefunded Balance, G.O. Bond, FGIC, 5.125%, 2/1/2019	Aaa	500,000	524,345
Rock Island County School District No. 041 Rock Island, G.O. Bond, FSA, 5.125%, 12/1/2015	Aaa	200,000	204,716
			3,833,944

Indiana - 1.9%
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022	Aaa	310,000	316,209
Avon Community School Building Corp., Prerefunded Balance, Revenue Bond, AMBAC, 5.25%, 1/1/2022	Aaa	615,000	627,318
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018	Aaa	300,000	314,877
Monroe County Community School Corp., Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 7/1/2016	Aaa	125,000	128,379
Noblesville Sewage Works, Revenue Bond, AMBAC, 5.00%, 1/1/2024	Aaa	550,000	563,706
North Lawrence Indiana Community Schools Building Corp., Revenue Bond, FSA, 5.00%, 7/15/2020	Aaa	450,000	462,506
			2,412,995

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Iowa - 0.8%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021	Aaa	$425,000	$445,536
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021	Aaa	250,000	250,365
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018	Aaa	425,000	403,440
			1,099,341

Kansas - 3.4%
Johnson County Unified School District No. 229, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 10/1/2014	Aa1	220,000	223,214
Johnson County Unified School District No. 231, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.75%, 10/1/2016	Aaa	500,000	527,970
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGIC, 4.00%, 9/1/2022	Aaa	1,000,000	914,380
Sedgwick County Unified School District No. 265, G.O. Bond, FSA, 5.00%, 10/1/2025	Aaa	1,090,000	1,124,967
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.20%, 9/1/2020	Aaa	700,000	673,162
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, FSA, 4.25%, 9/1/2021	Aaa	580,000	556,748
Wyandotte County School District No. 204,Prerefunded Balance, G.O. Bond, FSA, Series A, 5.375%, 9/1/2015	Aaa	290,000	305,875
Wyandotte County School District No. 204, Unrefunded Balance, G.O. Bond, FSA, Series A, 5.375%, 9/1/2015	Aaa	110,000	115,521
			4,441,837

Kentucky - 0.2%
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC, 6.50%, 7/1/2008	Aaa	250,000	262,455

Louisiana - 2.4%
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.35%, 3/1/2026	Aaa	660,000	620,822
Caddo Parish Parishwide School District, G.O. Bond, MBIA, 4.375%, 3/1/2027	Aaa	1,090,000	1,024,055
Lafayette Public Power Authority, Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012	Aaa	730,000	759,682
New Orleans Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012	Aaa	300,000	305,403
Orleans Parish Parishwide School District, G.O. Bond, Series A, FGIC, 5.125%, 9/1/2016	Aaa	400,000	403,632
			3,113,594

Maine - 0.6%
Kennebec Water District, Revenue Bond, FSA, 5.125%, 12/1/2021	Aaa	750,000	764,910

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Maryland - 1.7%
Anne Arundel County, Water & Sewer, G.O. Bond, 4.20%, 3/1/2025	Aa1	$1,770,000	$1,647,569
Anne Arundel County, Water & Sewer, G.O. Bond, 4.125%, 3/1/2024	Aa1	345,000	320,250
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009	Aaa	260,000	272,272
			2,240,091

Massachusetts - 3.0%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021	Aaa	1,000,000	955,750
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022	Aaa	410,000	388,582
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020	Aaa	500,000	515,820
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010	Aaa	400,000	426,876
Massachusetts State, G.O. Bond, Series D, 5.25%, 10/1/2014	Aa2	1,000,000	1,071,090
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020	Aaa	100,000	105,495
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021	Aaa	400,000	414,824
			3,878,437

Michigan - 2.9%
Bendle Public School District, School Building & Site, G.O. Bond, FGIC, 4.50%, 5/1/2028	Aaa	640,000	616,090
Detroit City School District, School Building & Site Impt., G.O. Bond, FGIC, 5.00%, 5/1/2033	Aaa	750,000	756,862
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022	Aaa	500,000	509,625
Hudsonville Public Schools, Prerefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	185,000	189,270
Hudsonville Public Schools, Unrefunded Balance, G.O. Bond, FGIC, 5.15%, 5/1/2027	Aaa	40,000	40,527
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026	Aaa	480,000	483,902
Muskegon Water, Revenue Bond, FSA, 4.75%, 5/1/2019	Aaa	565,000	574,210
Oakland County, George W. Kuhn Drain District, G.O. Bond, Series B, 5.375%, 4/1/2021	Aaa	475,000	489,958
St. Joseph County, Sewer Disposal Systems - Constantine, G.O. Bond, FSA, 5.00%, 4/1/2012	Aaa	100,000	101,236
			3,761,680

Minnesota - 1.8%
Big Lake Independent School District No. 727, G.O. Bond, MBIA, 5.50%, 2/1/2014	Aaa	500,000	505,105
Brooklyn Center Independent School District No. 286, School Building, G.O. Bond, Series A, MBIA, 4.375%, 2/1/2026	Aaa	1,105,000	1,051,153
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Minnesota (continued)
Pine County, G.O. Bond, Series A, FGIC, 4.40%, 2/1/2028	Aaa	$555,000	$525,485
Western Minnesota Municipal Power Agency, Revenue Bond, 6.625%, 1/1/2016	Aaa	175,000	201,126
			2,282,869

Mississippi - 1.2%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017	Aaa	500,000	509,805
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013	Aaa	1,000,000	1,042,720
			1,552,525

Missouri - 0.4%
Metropolitan St. Louis Sewer District Wastewater System, Revenue Bond, Series A, MBIA, 3.60%, 5/1/2013	Aaa	600,000	578,844

Nevada - 1.9%
Clark County Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019	Aaa	500,000	496,995
Clark County Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024	Aaa	425,000	433,415
Nevada State, Project Nos. 66 & 67, Prerefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	625,000	638,025
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, G.O. Bond, Series A, FGIC, 5.00%, 5/15/2028	Aaa	125,000	126,039
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	750,000	765,735
			2,460,209

New Jersey - 3.4%
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2028	Aaa	835,000	806,401
East Brunswick Township Board of Education, G.O. Bond, FSA, 4.50%, 11/1/2029	Aaa	1,000,000	964,910
Essex County, G.O. Bond, Series A, MBIA, 4.50%, 5/1/2031	Aaa	500,000	483,270
Jersey City Water, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 3/15/2011	Aaa	225,000	232,087
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond, 3.70%, 10/1/2018	Aaa	540,000	493,792
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016	Aaa	250,000	252,753
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012	Aaa	1,200,000	1,208,964
			4,442,177

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

New Mexico - 0.6%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond, Series A, MBIA, 3.25%, 6/1/2013	Aaa	$800,000	$741,760

New York - 3.9%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014	Aaa	380,000	398,666
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014	Aaa	1,290,000	1,297,121
New York City Municipal Water Finance Authority, Revenue Bond, Series E, FGIC, 5.00%, 6/15/2026	Aaa	750,000	762,488
New York State Urban Development Corp., Revenue Tax Bond, Series B, MBIA, 5.00%, 1/1/2019	AAA[2]	1,000,000	1,044,610
Orange County, G.O. Bond, 5.125%, 9/1/2024	Aa1	500,000	512,630
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006	Aa1	500,000	498,645
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012	Aaa	350,000	359,559
Westchester County, G.O. Bond, 4.75%, 11/15/2016	Aaa	15,000	15,206
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016	Aaa	135,000	136,604
			5,025,529

North Carolina - 2.4%
Cary, G.O. Bond, 5.00%, 3/1/2018	Aaa	700,000	731,969
Mecklenburg County, Public Impt., G.O. Bond, Series A, 4.125%, 2/1/2022	Aaa	1,455,000	1,386,455
Raleigh, G.O. Bond, 4.40%, 6/1/2017	Aaa	250,000	252,892
Union County, Prerefunded Balance, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013	Aaa	250,000	263,503
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019	Aaa	400,000	417,240
			3,052,059

North Dakota - 1.4%
Fargo, G.O. Bond, Series A, MBIA, 4.70%, 5/1/2030	Aaa	1,840,000	1,796,061

Ohio - 4.7%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012	Aaa	1,140,000	1,200,979
Columbus, Limited Tax, G.O. Bond, Series 2, 5.00%, 7/1/2017	Aaa	1,000,000	1,051,120
Licking Heights Local School District, School Facilities Construction & Impt., G.O. Bond, Series A, MBIA, 5.00%, 12/1/2022	Aaa	1,450,000	1,500,576
Newark City School District, School Impt., G.O. Bond, FGIC, 4.25%, 12/1/2027	Aaa	500,000	459,290
Oak Hills Local School District, Prerefunded Balance, G.O. Bond, MBIA, 5.125%, 12/1/2025	Aaa	490,000	503,539

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Ohio (continued)
Ohio State Conservation Project, G.O. Bond, Series A, 5.00%, 3/1/2015	Aa1	$1,000,000	$1,052,140
Springfield City School District, G.O. Bond, FGIC, 5.20%, 12/1/2023	Aaa	325,000	340,451
			6,108,095

Oklahoma - 2.0%
Oklahoma City, G.O. Bond, MBIA, 4.25%, 3/1/2023	Aaa	2,000,000	1,894,460
Oklahoma State Turnpike Authority, Revenue Bond, Series A, FGIC, 5.00%, 1/1/2023	Aaa	750,000	762,862
			2,657,322

Oregon - 2.2%
Josephine County Unit School District Three Rivers, Prerefunded Balance, G.O. Bond, FSA, 5.25%, 6/15/2017	Aaa	825,000	872,850
Oregon State Board of Higher Education, G.O. Bond, Series B, 5.00%, 8/1/2033	Aa3	1,500,000	1,511,865
Washington County School District No. 015 Forest Grove, Prerefunded Balance, G.O. Bond, FSA, 5.50%, 6/15/2017	Aaa	500,000	534,580
			2,919,295

Pennsylvania - 4.3%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017	Aaa	300,000	303,876
Jenkintown School District, G.O. Bond, Series A, FGIC, 4.50%, 5/15/2032	Aaa	1,000,000	950,930
Pennsylvania State, G.O. Bond, MBIA, 5.00%, 1/1/2011	Aaa	1,500,000	1,566,900
Pennsylvania State Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC, 5.375%, 7/15/2019	Aaa	530,000	568,261
Philadelphia, Water & Wastewater, Revenue Bond, MBIA, 5.60%, 8/1/2018	Aaa	20,000	21,115
Plum Boro School District, G.O. Bond, Series A, FGIC, 4.50%, 9/15/2030	AAA[2]	855,000	819,637
Uniontown Area School District, G.O. Bond, FSA, 4.35%, 10/1/2034	AAA[2]	1,500,000	1,369,710
			5,600,429

Rhode Island - 0.8%
Rhode Island Clean Water Finance Agency, Revenue Bond, Series A, MBIA, 5.00%, 10/1/2035	Aaa	1,000,000	1,008,400

South Carolina - 3.4%
Beaufort County School District, Prerefunded Balance, G.O. Bond, Series A, 5.00%, 3/1/2020	Aa1	500,000	522,010
Charleston County, Transportation Sales Tax, G.O. Bond, 5.00%, 11/1/2017	Aa1	1,000,000	1,055,120

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

South Carolina (continued)
Orangeburg County Consolidated School District 5, G.O. Bond, 5.625%, 3/1/2019	Aa1	$800,000	$842,712
South Carolina, Transportation Infrastructure Bank, Prerefunded Balance, Revenue Bond, Series A, AMBAC, 5.25%, 10/1/2021	Aaa	1,500,000	1,574,430
South Carolina State Highway, Prerefunded Balance, G.O. Bond, Series B, 5.625%, 7/1/2010	Aaa	350,000	357,017
			4,351,289

South Dakota - 0.5%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond, FSA, 4.75%, 1/1/2018	Aaa	650,000	658,840

Tennessee - 2.7%
Cleveland Water & Sewer, Prerefunded Balance, G.O. Bond, FGIC, 5.35%, 9/1/2023	Aaa	450,000	457,947
Rhea County, Prerefunded Balance, G.O. Bond, MBIA, 5.00%, 4/1/2018	Aaa	950,000	992,360
Shelby County, G.O. Bond, Series A, 5.50%, 3/1/2010	Aa2	2,000,000	2,108,800
			3,559,107

Texas - 4.7%
Alvin Independent School District, G.O. Bond, 4.375%, 2/15/2024	Aaa	750,000	710,632
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011	Aaa	445,000	451,412
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017	Aaa	1,125,000	1,096,335
Huntsville Independent School District, G.O. Bond, 4.50%, 2/15/2029	Aaa	1,220,000	1,157,817
McKinney Waterworks & Sewer, Revenue Bond, FGIC, 4.75%, 3/15/2024	Aaa	1,000,000	998,740
North Texas Municipal Water District, Regional Wastewater, Revenue Bond, FSA, 5.00%, 6/1/2012	Aaa	150,000	151,296
Richardson Independent School District, G.O. Bond, Series B, 5.00%, 2/15/2021	Aaa	500,000	506,610
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028	Aaa	490,000	501,412
Waller Consolidated Independent School District, G.O. Bond, 4.75%, 2/15/2023	Aaa	500,000	501,005
			6,075,259

Utah - 2.0%
Alpine School District, Prerefunded Balance, G.O. Bond, FGIC, 5.375%, 3/15/2009	Aaa	250,000	250,802
Mountain Regional Water Special Service District, Revenue Bond, MBIA, 5.00%, 12/15/2030	Aaa	1,240,000	1,262,370

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

	Credit
	Rating[1]	Principal	Value
	(unaudited)	Amount	(Note 2)

Utah (continued)
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019	Aaa	$795,000	$746,076
Utah State Building Ownership Authority, Revenue Bond, Series C, FSA, 5.50%, 5/15/2011	Aaa	300,000	319,395
			2,578,643

Virginia - 0.9%
Norfolk, Capital Impt., G.O. Bond, MBIA, 4.375%, 3/1/2024	Aaa	685,000	664,039
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023	Aaa	400,000	404,524
Spotsylvania County Water & Sewer Systems, Prerefunded Balance, Revenue Bond, MBIA, 5.25%, 6/1/2016	Aaa	130,000	134,222
			1,202,785

Washington - 4.2%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022	Aaa	1,000,000	1,035,440
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030	Aaa	400,000	403,320
King County, Sewer, Revenue Bond, Series A, MBIA, 4.50%, 1/1/2032	Aaa	1,070,000	1,006,431
King CountySchool District No. 411 Issaquah, G.O. Bond, Series A, FSA, 5.25%, 12/1/2018	Aaa	2,420,000	2,559,852
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023	Aa1	410,000	413,657
			5,418,700

West Virginia - 0.6%
West Virginia Water Development Authority, Revenue Bond, Series A-II, FGIC, 4.25%, 11/1/2026	Aaa	820,000	758,590

Wisconsin - 3.0%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%, 10/1/2011	Aaa	400,000	400,832
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011	Aaa	765,000	800,840
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021	Aaa	450,000	464,922
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016	Aaa	500,000	515,785
Two Rivers Public School District, Prerefunded Balance, G.O. Bond, FSA, 5.625%, 3/1/2019	Aaa	415,000	438,983
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007	Aa1	25,000	24,991
West De Pere School District, Prerefunded Balance, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017	Aaa	500,000	525,385
Wisconsin State Transportation, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025	Aaa	700,000	720,972
			3,892,710

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2006 (unaudited)

		Value
	Shares	(Note 2)

TOTAL MUNICIPAL SECURITIES
(Identified Cost $126,041,578)		$125,496,554

SHORT-TERM INVESTMENTS - 1.7%
Dreyfus Municipal Reserves - Class R
(Identified Cost $2,274,325)	2,274,325	2,274,325

TOTAL INVESTMENTS - 98.6%
(Identified Cost $128,315,903)		127,770,879

OTHER ASSETS, LESS LIABILITIES - 1.4%		1,766,007

NET ASSETS - 100%		$129,536,886

KEY:
G.O. Bond - General Obligation Bond
Impt. - Improvement
No. - Number

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Assurance Corp.)
FGIC (Financial Guaranty Insurance Co.)
FSA (Financial Security Assurance)
MBIA (MBIA, Inc.)
The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).
2Credit ratings from S&P (unaudited) .

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: MBIA - 26.5%; FGIC - 19.4%; FSA - 19.2%.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2006

ASSETS:

Investments, at value (identified cost $128,315,903) (Note 2)	$127,770,879
Interest receivable	1,720,342
Receivable for fund shares sold	317,656
Dividends receivable	9,184
Prepaid expenses	1,977

TOTAL ASSETS	129,820,038

LIABILITIES:

Accrued management fees (Note 3)	53,143
Accrued fund accounting and transfer agent fees (Note 3)	12,117
Payable for fund shares repurchased	201,791
Audit fees payable	16,101

TOTAL LIABILITIES	283,152

TOTAL NET ASSETS	$129,536,886

NET ASSETS CONSIST OF:

Capital stock	$121,580
Additional paid-in-capital	129,151,306
Undistributed net investment income	763,822
Accumulated net realized gain on investments	45,202
Net unrealized depreciation on investments	(545,024)

TOTAL NET ASSETS	$129,536,886

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($129,536,886/12,158,026 shares)	$10.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2006

INVESTMENT INCOME:

Interest	$2,599,994
Dividends	57,694

Total Investment Income	2,657,688

EXPENSES:

Management fees (Note 3)	304,130
Fund accounting and transfer agent fees (Note 3)	66,843
Directors' fees (Note 3)	4,078
Chief Compliance Officer service fees (Note 3)	2,567
Custodian fees	6,514
Miscellaneous	27,442

Total Expenses	411,574

NET INVESTMENT INCOME	2,246,114

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	45,202
Net change in unrealized appreciation (depreciation) on investments	(3,068,015)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,022,813)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(776,699)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	6/30/06	Year Ended
	(unaudited)	12/31/05

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,246,114	$3,656,495
Net realized gain on investments	45,202	104,286
Net change in unrealized appreciation (depreciation) on investments	(3,068,015)	(1,163,694)

Net increase (decrease) from operations	(776,699)	2,597,087

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(2,071,155)	(3,408,479)
From net realized gain on investments	-	(108,954)

Total distributions to shareholders	(2,071,155)	(3,517,433)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	19,420,188	27,443,894

Net increase in net assets	16,572,334	26,523,548

NET ASSETS:

Beginning of period	112,964,552	86,441,004

End of period (including undistributed net investment income of $763,822 and $588,863, respectively)	$129,536,886	$112,964,552

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six
	Months Ended
	6/30/06	For the Years Ended
	(unaudited)	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$10.90	$10.99	$11.04	$11.00	$10.54	$10.57

Income (loss) from investment operations:
Net investment income	0.19	0.37	0.37	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.26)	(0.09)	0.04	0.10	0.51	(0.06)

Total from investment operations	(0.07)	0.28	0.41	0.51	0.95	0.39

Less distributions to shareholders:
From net investment income	(0.18)	(0.36)	(0.45)	(0.41)	(0.41)	(0.41)
From net realized gain on investments	-	(0.01)	(0.01)	(0.06)	(0.08)	(0.01)

Total distributions to shareholders	(0.18)	(0.37)	(0.46)	(0.47)	(0.49)	(0.42)

Net asset value - End of period	$10.65	$10.90	$10.99	$11.04	$11.00	$10.54

Total return[1]	(0.66%)	2.60%	3.80%	4.65%	9.21%	3.72%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.68%[2]	0.71%	0.77%	0.78%	0.82%	0.78%
Net investment income	3.69%[2]	3.58%	3.63%	3.83%	4.07%	4.26%

Portfolio turnover	3%	2%	5%	7%	11%	3%

Net assets - End of period (000's omitted)	$129,537	$112,965	$86,441	$63,754	$55,169	$53,266

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2006, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Diversified Tax Exempt Series common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Dividend income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains
Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund, and the Special Assistant Secretary’s salary, which is paid by BISYS Fund Services Ohio, Inc. (“BISYS”)), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2007, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. In addition to its contractual agreement to limit expenses to 0.85%, the Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total operating expenses from exceeding 0.78% of average daily net assets. The Advisor may change or eliminate all or part of its voluntary waiver at any time. For the six months ended June 30, 2006, the Advisor did not waive its management fee or reimburse any expenses of the Series.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.12% of the Fund’s average daily net assets up to $900 million, 0.09% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.05% of the Fund’s average daily net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than United States Government securities and short-term securities, were $20,485,658 and $2,986,650, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/06		For the Year Ended 12/31/05

	Shares	Amount	Shares	Amount

Sold	2,183,905	$23,694,834	3,259,615	$35,783,025
Reinvested	184,268	1,985,935	306,477	3,340,725
Repurchased	(578,487)	(6,260,581)	(1,066,096)	(11,679,856)

Total	1,789,686	$19,420,188	2,499,996	$27,443,894

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2006.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (unaudited)

7.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2005 were as follows:

Tax exempt income	$3,408,647
Long-term capital gains	108,786

At June 30, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$128,271,690

Unrealized appreciation	$1,714,850
Unrealized depreciation	(2,215,661)

Net unrealized depreciation	$(500,811)

8.	NAME CHANGE

On May 15, 2006, the Fund’s Board approved a change in the name of the Fund from Exeter Fund, Inc. to Manning & Napier Fund, Inc. The name change will become effective when filed with the Securities and Exchange Commission in the next few months.

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone     1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site                    http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone        1-800-466-3863
On the SEC’s web site                                 http://www.sec.gov
On the Advisor’s web site                          http://www.manningnapieradvisors.com/www/exeter_fund.asp

Additional information available at www.manningnapieradvisors.com/www/exeter_fund.asp

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT AND FEES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
August 30, 2006

/s/ Christine Glavin

Christine Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc.
August 30, 2006